UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	7/31/2012

Item 1. Schedule of Investments

Prudential Total Return Bond Fund, Inc.

Schedule of Investments

as of July 31, 2012 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 98.3%
ASSET BACKED SECURITIES 14.0%
Non-Residential Mortgage Backed Securities 9.0%
		Aimco CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A,
Aaa	$ 8,850	0.705%, 10/20/19(a)	$ 8,488,067
		American Money Management Corp. CDO (Cayman Islands), Ser. 2006-6A, Class A1A, 144A,
Aaa	711	0.692%, 05/03/18(a)	696,809
		Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A,
Aaa	3,000	1.955%, 10/17/21(a)	2,997,471
		ARES CLO Funds (Cayman Islands),
		Ser. 2004-8A, Class A1A, 144A,
Aaa	222	0.897%, 02/26/16(a)	220,821
		Ser. 2005-10A, Class A3, 144A,
Aaa	86	0.708%, 09/18/17(a)	84,604
		Ser. 2011-16A, Class A, 144A,
Aaa	2,000	2.066%, 05/17/21(a)	2,005,108
		ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A,
Aaa	5,151	0.708%, 01/26/20(a)	4,986,407
		Avoca CLO I BV (Ireland), Ser. II-A, Class A1, 144A,
Aaa	EUR 6,241	1.119%, 01/15/20(a)	7,361,236
		BA Credit Card Trust,
		Ser. 2006-C5, Class C5,
A3	1,500	0.649%, 01/15/16(a)	1,492,803
		Ser. 2008-C5, Class C5,
A3	27,400	4.999%, 03/15/16(a)	28,685,060
		Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A,
Aaa	1,476	0.738%, 06/20/17(a)	1,427,980
		BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A2, 144A,
Aaa	1,028	0.717%, 05/25/17(a)	1,009,722
		Boston Harbor CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
Aaa	262	0.857%, 05/25/16(a)	260,324

		Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A,
Aa1	7,944	0.711%, 04/25/19(a)	7,667,156
		Chase Credit Card Master Trust, Ser. 2003-4, Class C,
Ba1	1,000	1.499%, 01/15/16(a)	1,004,967
		Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A,
Aaa	1,479	0.692%, 08/03/19(a)	1,434,743
		Citibank Credit Card Issuance Trust,
		Ser. 2003-C4, Class C4,
Baa2	1,630	5.000%, 06/10/15	1,684,253
		Ser. 2005-C2, Class C2,
Baa2	4,950	0.717%, 03/24/17(a)	4,891,798
		Ser. 2006-C1, Class C1,
Baa2	10,575	0.647%, 02/20/15(a)	10,569,480
		Eagle Creek CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1,
Aaa	2,000	0.707%, 02/28/18(a)	1,930,318
		Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A,
Aaa	907	0.665%, 04/20/19(a)(b)	885,442
		Four Corners CLO (Cayman Islands),
		Ser. 2005-1A, Class A3, 144A,
Aaa	725	0.762%, 03/26/17(a)	714,425
		Ser. 2006-3A, Class A, 144A,
Aaa	2,859	0.703%, 07/22/20(a)	2,775,784
		Fraser Sullivan CLO Ltd. (Cayman Islands),
		Ser. 2006-1A, Class B, 144A,
Aa1	3,000	0.938%, 03/15/20(a)	2,714,559
		Ser. 2011-6A, Class A1, 144A,
Aaa	500	2.117%, 11/22/22(a)	503,869
		GE Business Loan Trust, Ser. 2006-1A, Class D, 144A,
B1	96	1.249%, 05/15/34(a)	37,062
		Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A,
Aaa	204	0.715%, 12/15/17(a)	202,728
		Ser. 2006-3A, Class A1, 144A,
Aaa	914	0.715%, 04/20/18(a)	901,285
		Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS,
Aaa	EUR 6,425	0.714%, 07/20/21(a)	7,449,896
		Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
Aaa	144	0.815%, 07/15/16(a)	142,924
		Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A,
Aaa	3,184	0.697%, 08/21/20(a)	3,100,139

		Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A,
Aaa	1,152	0.726%, 05/09/18(a)	1,129,562
		Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A,
Baa1	EUR 5,000	5.439%, 08/01/16(a)	5,590,650
		Katonah Ltd. (Cayman Islands),
		Ser. 2005-7A, Class A1, 144A,
Aaa	1,872	0.727%, 11/15/17(a)	1,831,066
		Ser. 2005-7A, Class A2, 144A,
Aaa	1,296	0.727%, 11/15/17(a)	1,268,013
		Landmark CDO Ltd. (Cayman Islands),
		Ser. 2006-8A, Class A1, 144A,
Aaa	484	0.695%, 10/19/20(a)	466,806
		Ser. 2007-9A, Class A1, 144A,
Aaa	6,750	0.670%, 04/15/21(a)	6,550,666
		LCM LP (Cayman Islands),
		Ser. 2004-2A, Class A, 144A,
Aaa	311	0.773%, 10/22/16(a)	304,881
		Ser. 2005-3A, Class A, 144A,
Aaa	7,193	0.727%, 06/01/17(a)	7,029,403
		Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A,
Aaa	8,913	0.728%, 09/15/17(a)	8,655,135
		Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A,
A(c)	2,048	3.540%, 10/20/32	2,107,202
		MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2,
A3	10,000	1.149%, 11/15/16(a)	10,034,310
		Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A,
Aaa	704	1.005%, 01/20/16(a)	698,381
		Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A,
Aaa	869	0.718%, 03/15/18(a)	837,688
		North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A,
Aaa	EUR 2,816	1.573%, 09/14/19(a)	3,302,004
		Race Point CLO (Cayman Islands), Ser. 2012-6A, Class B, 144A,
AA(c)	4,000	2.967%, 05/24/23(a)(b)	3,865,680
		Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A,
A1	133	7.125%, 01/15/13	133,172
		Rosedale CLO Ltd. (Cayman Islands), Ser. I-A, Class A1S, 144A,
Aaa	2,176	0.702%, 07/24/21(a)	2,110,683

		Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A,
AA(c)	3,250	2.964%, 08/17/22(a)	3,128,281
		Small Business Administration Participation Certificates,
		Ser. 2001-20A, Class 1,
AA+(c)	166	6.290%, 01/01/21	185,434
		Ser. 2003-20I, Class 1,
AA+(c)	115	5.130%, 09/01/23	127,399
		Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A,
Aaa	1,233	0.768%, 03/21/17(a)	1,206,638
		Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A,
Aaa	16,100	0.695%, 11/01/18(a)	15,722,696
		Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A,
Aaa	311	0.953%, 01/21/16(a)(b)	309,499

			184,922,489

Residential Mortgage Backed Securities 5.0%
		Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D,
Aa1	563	0.596%, 01/25/35(a)	494,194
		ACE Securities Corp.,
		Ser. 2003-HE1, Class M1,
B2	1,395	1.221%, 11/25/33(a)	1,095,191
		Ser. 2003-OP1, Class M1,
Ba3	1,213	1.296%, 12/25/33(a)	1,016,987
		Ser. 2004-FM1, Class M1,
B2	436	1.146%, 09/25/33(a)	356,717
		Ser. 2004-OP1, Class M1,
Ba3	10,167	1.026%, 04/25/34(a)	8,393,272
		Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A3,
Aaa	529	0.726%, 06/25/34(a)	495,135
		Ameriquest Mortgage Securities, Inc.,
		Ser. 2001-2, Class M3,
Caa2	132	3.171%, 10/25/31(a)	91,990
		Ser. 2003-1, Class M1,
B1	1,009	1.596%, 02/25/33(a)	825,281
		Ser. 2003-5, Class A6,
B3	538	4.541%, 04/25/33	503,076
		Ser. 2003-10, Class AV2,
Aa1	196	0.596%, 11/25/33(a)	144,947
		Ser. 2005-R11, Class A2D,
A3	350	0.576%, 01/25/36(a)	304,176
		Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3,
A3	677	1.246%, 11/25/32(a)	590,650

		Argent Securities, Inc.,
		Ser. 2003-W2, Class M4,
B2	600	3.520%, 09/25/33(a)	385,993
		Ser. 2003-W7, Class M1,
Ba2	1,012	1.281%, 03/25/34(a)	808,763
		Ser. 2004-W2, Class AF,
Aaa	790	3.903%, 04/25/34	798,226
		Ser. 2004-W6, Class M1,
Baa1	1,200	0.796%, 05/25/34(a)	962,293
		Ser. 2004-W10, Class M2,
Caa3	304	2.721%, 01/25/34(a)	189,356
		Asset Backed Funding Certificates,
		Ser. 2003-WMC1, Class M1,
Ba2	398	1.221%, 06/25/33(a)	341,592
		Ser. 2004-OPT1, Class M1,
Ba3	746	1.296%, 08/25/33(a)	625,946
		Ser. 2004-OPT5, Class A4,
AAA(c)	3,449	0.871%, 06/25/34(a)	2,874,865
		Ser. 2005-HE2, Class M2,
B3	2,500	0.746%, 06/25/35(a)	2,206,493
		Asset Backed Securities Corp. Home Equity,
		Ser. 2003-HE3, Class M1,
Ba2	566	1.494%, 06/15/33(a)	457,680
		Ser. 2004-HE3, Class M1,
Ba1	3,000	1.056%, 06/25/34(a)	2,458,350
		Ser. 2004-HE5, Class M1,
Baa3	5,000	1.146%, 08/25/34(a)	4,295,410
		Ser. 2005-HE6, Class M2,
Aa3	1,100	0.756%, 07/25/35(a)	1,014,396
		Bear Stearns Asset Backed Securities Trust,
		Ser. 2002-2, Class A2,
Ba1	144	1.446%, 10/25/32(a)	124,137
		Ser. 2004-HE2, Class M1,
Ba1	2,835	1.146%, 03/25/34(a)	2,245,057
		Ser. 2004-HE3, Class M2,
B1	888	1.971%, 04/25/34(a)	765,572
		Ser. 2004-HE5, Class M1,
Baa3	2,659	0.816%, 07/25/34(a)	2,124,924
		Ser. 2004-HE7, Class M1,
Baa2	4,383	0.846%, 08/25/34(a)	3,664,443
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M2,
C	68	3.621%, 03/25/33(a)	8,494
		Ser. 2003-HE4, Class M1,
Baa1	3,812	1.221%, 03/25/34(a)	3,120,275
		Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT3, Class M2,
Baa2	3,418	0.696%, 05/25/35(a)	2,641,171

		Countrywide Asset-Backed Certificates,
		Ser. 2004-BC1, Class M1,
Baa3	1,986	0.996%, 02/25/34(a)	1,691,239
		Ser. 2004-BC4, Class M1,
AA+(c)	6,250	0.946%, 11/25/34(a)	4,491,950
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2,
C	30	2.496%, 08/25/32(a)	13,106
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Ba1	272	5.430%, 07/25/34(a)	212,527
		FBR Securitization Trust, Ser. 2005-2, Class M1,
B2	1,400	0.966%, 09/25/35(a)	931,606
		Fremont Home Loan Trust, Ser. 2003-B, Class M1,
Ba1	1,028	1.296%, 12/25/33(a)	840,648
		GSAMP Trust,
		Ser. 2004-FM1, Class M1,
Ba3	1,389	1.221%, 11/25/33(a)	1,136,269
		Ser. 2004-FM2, Class M1,
Ba3	2,916	0.996%, 01/25/34(a)	2,386,902
		Home Equity Asset Trust,
		Ser. 2003-5, Class M1,
Ba3	403	1.296%, 12/25/33(a)	333,445
		Ser. 2004-2, Class M1,
Ba3	3,629	1.041%, 07/25/34(a)	2,672,333
		HSBC Home Equity Loan Trust,
		Ser. 2005-1, Class A,
Aaa	81	0.537%, 01/20/34(a)	74,411
		Ser. 2005-2, Class A1,
Aaa	1,774	0.517%, 01/20/35(a)	1,655,712
		Ser. 2006-1, Class A2,
Aaa	1,997	0.427%, 01/20/36(a)	1,786,839
		Ser. 2006-1, Class M1,
Aa1	780	0.527%, 01/20/36(a)	699,537
		Ser. 2007-2, Class A4,
A1	1,600	0.547%, 07/20/36(a)	1,362,120
		Ser. 2007-3, Class A4,
Aa2	250	1.747%, 11/20/36(a)	207,127
		Long Beach Mortgage Loan Trust,
		Ser. 2004-1, Class M1,
A3	1,610	0.996%, 02/25/34(a)	1,291,822
		Ser. 2004-4, Class 1A1,
Aaa	14	0.806%, 10/25/34(a)	11,479

		MASTR Asset Backed Securities Trust,
		Ser. 2004-HE1, Class M2,
Aa3	3,105	0.976%, 09/25/34(a)	2,675,315
		Ser. 2004-WMC1, Class M1,
Ba2	900	1.026%, 02/25/34(a)	737,821
		Ser. 2005-NC1, Class M1,
Aa1	2,151	0.726%, 12/25/34(a)	1,718,514
		Merrill Lynch Mortgage Investors, Inc.,
		Ser. 2003-OPT1, Class A3,
Baa1	739	0.966%, 07/25/34(a)	558,269
		Ser. 2004-OPT1, Class A1A,
AAA(c)	1,968	0.506%, 06/25/35(a)	1,644,644
		Ser. 2004-OPT1, Class A2A,
AAA(c)	539	0.606%, 06/25/35(a)	443,129
		Ser. 2004-WMC3, Class M2,
Caa1	1,275	2.091%, 01/25/35(a)	1,011,567
		Morgan Stanley ABS Capital I,
		Ser. 2003-HE1, Class M1,
Ba2	685	1.446%, 05/25/33(a)	574,945
		Ser. 2003-NC5, Class M1,
B3	228	1.521%, 04/25/33(a)	187,093
		Ser. 2004-HE3, Class M1,
AA(c)	1,286	1.101%, 03/25/34(a)	1,067,082
		Ser. 2004-HE5, Class M1,
B3	624	1.191%, 06/25/34(a)	512,073
		Ser. 2004-HE8, Class A7,
Aaa	663	0.776%, 09/25/34(a)	519,268
		Ser. 2004-NC1, Class M1,
Baa2	920	1.296%, 12/27/33(a)	805,722
		Ser. 2004-NC6, Class M1,
B1	1,995	1.146%, 07/25/34(a)	1,637,298
		Ser. 2004-OP1, Class M1,
Aa1	1,650	1.116%, 11/25/34(a)	1,252,945
		Ser. 2004-WMC1, Class M1,
Ba1	1,218	1.176%, 06/25/34(a)	978,671
		Ser. 2004-WMC2, Class M1,
Ba3	1,081	1.161%, 07/25/34(a)	901,801
		Ser. 2005-NC1, Class A2C,
Aaa	2,930	0.626%, 01/25/35(a)	2,515,048
		New Century Home Equity Loan Trust,
		Ser. 2003-4, Class M1,
Baa3	1,741	1.371%, 10/25/33(a)	1,479,333
		Ser. 2004-4, Class M1,
Ba1	1,326	1.011%, 02/25/35(a)	1,027,325
		Park Place Securities, Inc., Ser. 2004-WHQ2, Class M2,
Baa1	2,250	0.876%, 02/25/35(a)	2,089,100

		Residential Asset Mortgage Products, Inc.,
		Ser. 2003-RS11, Class AI6A,
B1	1,165	5.980%, 12/25/33	1,146,524
		Ser. 2004-RS12, Class MII2,
Aa3	202	1.046%, 12/25/34(a)	176,214
		Residential Asset Securities Corp.,
		Ser. 2004-KS1, Class AI5,
Baa3	400	5.221%, 02/25/34	379,277
		Ser. 2005-EMX4, Class A3,
Baa3	890	0.586%, 11/25/35(a)	864,079
		Saxon Asset Securities Trust,
		Ser. 2002-3, Class M1,
B2	112	1.371%, 12/25/32(a)	86,952
		Ser. 2005-3, Class M1,
Aa3	1,000	0.706%, 11/25/35(a)	900,087
		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1,
C	900	0.646%, 11/25/35(a)	72,659
		Specialty Underwriting & Residential Finance,
		Ser. 2003-BC2, Class M1,
Baa2	1,300	1.371%, 06/25/34(a)	1,073,524
		Ser. 2003-BC4, Class M1,
Ba3	998	1.146%, 11/25/34(a)	831,015
		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
A3	647	1.146%, 08/25/33(a)	558,161
		Ser. 2004-7, Class A8,
AAA(c)	1,110	1.446%, 08/25/34(a)	865,974
		Ser. 2004-BNC1, Class A4,
A3	1,932	1.186%, 09/25/34(a)	1,636,932
		Structured Asset Securities Corp.,
		Ser. 2002-HF2, Class M3,
CC(c)	313	3.246%, 07/25/32(a)	252,140
		Ser. 2003-AM1, Class M1,
Baa1	1,103	1.596%, 04/25/33(a)	968,464

			102,373,089

		TOTAL ASSET BACKED SECURITIES	287,295,578

BANK LOANS(a) 2.5%
Automotive 0.2%
		Allison Transmission, Inc.,
Ba3	963	2.750%, 08/07/14	959,009
		Chrysler LLC,
Ba2	1,733	6.000%, 05/24/17	1,757,405
		Schaeffler AG,
B1	2,000	6.000%, 01/27/17	2,003,750

			4,720,164

Cable 0.1%
		Cequel Communications LLC,
Ba2	998	4.000%, 02/14/19	985,499
		Charter Communications Operating LLC,
Ba1	1,397	4.000%, 05/15/19	1,393,882

			2,379,381

Chemicals 0.3%
		Ashland, Inc.,
Baa3	1,995	3.750%, 08/23/18	2,001,983
		Rockwood Holdings, Inc.,
Ba1	3,000	3.500%, 02/09/18	3,002,814

			5,004,797

Foods 0.1%
		Del Monte Foods Co.,
Ba3	791	4.500%, 03/08/18	776,640
		OSI Restaurant Partners, Inc.,
B3	330	0.070%, 06/14/13	326,479
B3	752	2.563%, 06/14/14	742,627

			1,845,746

Gaming 0.2%
		CCM Merger, Inc.,
B2	1,367	6.000%, 03/01/17	1,353,633
		Scientific Games Corp.,
Ba1	1,857	3.000%, 06/30/15	1,839,753

			3,193,386

Healthcare & Pharmaceutical 0.6%
		Community Health Systems, Inc.,
Ba3	2,447	3.970%, 01/25/17	2,428,686
		DaVita, Inc.,
Ba2	4,179	4.500%, 10/20/16	4,171,914
		Grifols, Inc.,
Ba3	1,938	3.717%, 06/01/16	1,928,620
		HCA, Inc.,
Ba3	342	3.495%, 05/01/18	336,813
Ba3	222	3.710%, 03/31/17	218,007
		RPI Finance Trust,
Baa2	1,977	4.000%, 05/09/18	1,973,525
Baa2	2,149	4.000%, 11/09/18	2,144,589

			13,202,154

Media & Entertainment 0.2%
		ProSiebenSat.1 Media AG (Germany),
Ba2	3,500	3.181%, 07/01/16	4,081,005

Metals 0.1%
		Walter Energy, Inc.,
B1	1,910	4.000%, 04/02/18	1,885,162

Pipelines & Other 0.1%
		Energy Transfer Equity LP,
Ba2	2,800	3.750%, 03/23/17	2,756,250

Real Estate Investment Trusts
		CB Richard Ellis Realty Trust,
Ba1	246	3.497%, 11/10/16	244,704

Retailers 0.1%
		Dollar General Corp.,
Ba1	1,680	3.000%, 07/07/14	1,682,092

Technology 0.5%
		CDW LLC,
B1	281	4.000%, 07/15/17	273,584
		First Data Corp.,
B1	790	4.250%, 03/26/18	735,618
B1	60	5.250%, 03/24/17	57,941
		Flextronics International Ltd. (Singapore),
Ba1	1,886	2.519%, 10/01/14	1,861,456
		Freescale Semiconductor, Inc.,
B1	5,000	4.500%, 12/01/16	4,690,625
		NXP BV/NXP Funding LLC,
B3	997	4.500%, 03/03/17	983,344
		Sensata Technologies B.V.,
Ba2	1,757	4.000%, 05/12/18	1,749,946

			10,352,514

Telecommunications
		Fibertech Networks LLC,
B2	172	5.750%, 11/30/16	172,375

		TOTAL BANK LOANS	51,519,730

COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
		American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A,
Baa1	181	2.736%, 02/25/45(a)	161,077
		Banc of America Funding Corp., Ser. 2005-D, Class A1,
AAA(c)	224	2.614%, 05/25/35(a)	229,595
		Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1,
Ba1	9	6.500%, 10/25/31	9,268
		Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1,
Aaa	23	5.657%, 02/25/33(a)	23,457

		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A1,
Caa2	447	2.886%, 05/25/35(a)	365,224
		Ser. 2005-4, Class 23A2,
Caa1	149	2.886%, 05/25/35(a)	130,977
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
Ba3	226	5.250%, 09/25/19	231,559
		Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A,
Caa2	121	2.595%, 02/20/36(a)	91,711
		Federal Home Loan Mortgage Corp.,
		Ser. 1993-1628, Class LZ,
AA+(c)	84	6.500%, 12/15/23	94,203
		Ser. 1997-1935, Class JZ,
AA+(c)	257	7.000%, 02/15/27	297,638
		Ser. 2000-2241, Class PH,
AA+(c)	147	7.500%, 07/15/30	173,952
		Ser. 2004-T-61, Class 1A1,
AA+(c)	381	1.524%, 07/25/44(a)	385,796
		Ser. 2005-T-63, Class 1A1,
AA+(c)	38	1.347%, 02/25/45(a)	37,224
		Federal National Mortgage Association,
		Ser. 2000-32, Class FM,
AA+(c)	4	0.698%, 10/18/30(a)	3,836
		Ser. 2001-29, Class Z,
AA+(c)	155	6.500%, 07/25/31	178,803
		Government National Mortgage Association,
		Ser. 2000-26, Class DF,
AA+(c)	2	0.647%, 09/20/30(a)	1,970
		Ser. 2000-30, Class FB,
AA+(c)	2	0.699%, 10/16/30(a)	1,762
		IndyMac ARM Trust, Ser. 2001-H2, Class A1,
NR	2	1.717%, 01/25/32(a)	1,312
		MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1,
Baa1	191	5.000%, 04/25/19	196,839
		MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2,
AAA(c)	149	5.500%, 09/25/33	156,191
		Prime Mortgage Trust,
		Ser. 2004-CL1, Class 1A2,
AAA(c)	66	0.646%, 02/25/34(a)	59,094
		Ser. 2004-CL1, Class 2A2,
AAA(c)	5	0.646%, 02/25/19(a)	5,229
		Regal Trust IV, Ser. 1999-1, Class A, 144A,
NR	335	2.618%, 09/29/31(a)	294,750

		Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1,
BB(c)	23	6.500%, 03/25/32	24,382
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
Baa3	535	2.778%, 02/25/34(a)	527,480
		Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1,
Baa2	72	0.907%, 09/19/32(a)	66,386
		Structured Asset Securities Corp.,
		Ser. 2002-1A, Class 4A,
NR	10	2.539%, 02/25/32(a)	10,105
		Ser. 2002-14A, Class 2A1,
A-(c)	5	2.459%, 07/25/32(a)	4,819
		Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A,
Aa1	2	2.240%, 02/25/33(a)	1,772
		Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1,
CCC(c)	417	2.616%, 03/25/36(a)	378,135

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	4,144,546

COMMERCIAL MORTGAGE BACKED SECURITIES 13.7%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2006-1, Class A2,
Aaa	24	5.334%, 09/10/45	23,759
		Ser. 2006-5, Class A2,
Aaa	1,130	5.317%, 09/10/47	1,132,670
		Ser. 2006-6, Class A2,
Aaa	3,533	5.309%, 10/10/45	3,614,564
		Ser. 2007-1, Class A3,
Aaa	2,748	5.449%, 01/15/49	2,915,991
		Ser. 2007-4, Class A3,
AAA(c)	2,666	5.792%, 02/10/51(a)	2,771,686
		Ser. 2007-4, Class ASB,
AAA(c)	641	5.706%, 02/10/51	674,399
		Banc of America Merrill Lynch Commercial Mortgage, Inc.,
		Ser. 2006-1, Class A4,
Aaa	4,900	5.372%, 09/10/45	5,503,528
		Ser. 2006-3, Class A4,
A+(c)	3,000	5.889%, 07/10/44	3,411,777
		Ser. 2006-6, Class A3,
Aaa	2,600	5.369%, 10/10/45	2,832,952

		Bear Stearns Commercial Mortgage Securities,
		Ser. 2005-PWR9, Class A2,
Aaa	1,015	4.735%, 09/11/42	1,032,132
		Ser. 2005-PW10, Class A4,
AAA(c)	2,500	5.405%, 12/11/40	2,806,492
		Ser. 2005-T20, Class A2,
Aaa	323	5.127%, 10/12/42(a)	322,742
		Ser. 2006-PW11, Class A4,
AAA(c)	5,000	5.451%, 03/11/39(a)	5,643,845
		Ser. 2006-PW12, Class A4,
Aaa	4,700	5.718%, 09/11/38(a)	5,381,801
		Ser. 2007-T28, Class A3,
AAA(c)	1,500	5.793%, 09/11/42	1,575,482
		Citigroup Commercial Mortgage Trust,
		Ser. 2007-C6, Class A3,
Aaa	2,200	5.700%, 12/10/49(a)	2,261,901
		Ser. 2007-C6, Class A4,
Aaa	3,600	5.700%, 12/10/49(a)	4,187,027
		Citigroup/Deutsche Bank Commercial Mortgage Trust,
		Ser. 2005-CD1, Class A4,
Aaa	5,000	5.219%, 07/15/44(a)	5,590,815
		Ser. 2006-CD3, Class A5,
Aaa	950	5.617%, 10/15/48	1,085,025
		Ser. 2007-CD4, Class A3,
Aaa	2,300	5.293%, 12/11/49	2,435,762
		Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A,
AA-(c)	2,347	5.440%, 09/15/30	2,409,627
		Commercial Mortgage Pass-Through Certificates,
		Ser. 2006-C7, Class A3,
AAA(c)	1,922	5.687%, 06/10/46(a)	1,920,199
		Ser. 2006-C7, Class A4,
AAA(c)	6,500	5.749%, 06/10/46(a)	7,363,233
		Ser. 2006-C8, Class A2B,
Aaa	1,190	5.248%, 12/10/46	1,193,662
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2005-C2, Class A4,
Aa2	4,290	4.832%, 04/15/37	4,626,465
		Ser. 2005-C5, Class A3,
AAA(c)	366	5.100%, 08/15/38(a)	368,695

		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C1, Class A4,
AAA(c)	1,915	5.416%, 02/15/39(a)	2,150,614
		Ser. 2006-C1, Class AM,
AA-(c)	1,030	5.416%, 02/15/39(a)	1,130,602
		Ser. 2007-C1, Class A2,
Aaa	681	5.268%, 02/15/40	681,012
		Ser. 2007-C3, Class A2,
Aaa	188	5.679%, 06/15/39(a)	187,941
		Ser. 2007-C4, Class A3,
Aaa	9,625	5.772%, 09/15/39(a)	10,049,742
		Ser. 2007-C5, Class A3,
AAA(c)	2,790	5.694%, 09/15/40(a)	2,936,511
		CWCapital Cobalt Ltd.,
		Ser. 2006-C1, Class A2,
AAA(c)	91	5.174%, 08/15/48	91,005
		Ser. 2006-C1, Class A4,
AA-(c)	2,010	5.223%, 08/15/48	2,244,495
		Ser. 2007-C3, Class A3,
AAA(c)	997	5.811%, 05/15/46(a)	1,070,647
		FHLMC Multifamily Structured Pass-Through Certificates,
		Ser. K006, Class AX1, I/O,
AA+(c)	3,753	1.055%, 01/25/20(a)	227,852
		Ser. K007, Class X1, I/O,
AA+(c)	8,363	1.233%, 04/25/20(a)	577,728
		Ser. K009, Class X1, I/O,
AA+(c)	4,186	1.511%, 08/25/20(a)	355,108
		Ser. K010, Class A2,
AA+(c)	2,500	4.333%, 10/25/20	2,902,842
		Ser. K014, Class X1, I/O,
AA+(c)	13,436	1.275%, 04/25/21(a)	1,142,455
		Ser. K015, Class X1, I/O,
AA+(c)	1,533	1.678%, 07/25/21(a)	176,201
		Ser. K501, Class X1A, I/O,
Aaa	17,959	1.757%, 08/25/16(a)	949,126
		Ser. K702, Class X1, I/O,
AA+(c)	10,656	1.561%, 02/25/18(a)	771,787
		Ser. K703, Class X1, I/O,
AA+(c)	9,543	2.092%, 05/25/18(a)	971,822
		Ser. K704, Class X1, I/O,
AA+(c)	20,588	2.010%, 08/25/18(a)	2,084,048
		Ser. K710, Class X1, I/O,
AA+(c)	32,500	1.916%, 05/25/19(a)	3,231,573
		Ser. KAIV, Class X1, I/O,
AA+(c)	2,181	1.402%, 06/25/46(a)	187,956

		GE Capital Commercial Mortgage Corp.,
		Ser. 2006-C1, Class A4,
AAA(c)	3,100	5.303%, 03/10/44(a)	3,472,942
		Ser. 2007-C1, Class A2,
Aaa	2,390	5.417%, 12/10/49	2,387,572
		Ser. 2007-C1, Class AAB,
Aaa	2,121	5.477%, 12/10/49	2,210,493
		GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4,
AAA(c)	770	5.238%, 11/10/45(a)	839,643
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2005-GG3, Class AJ,
Aa2	2,600	4.859%, 08/10/42(a)	2,671,700
		Ser. 2005-GG5, Class A2,
Aaa	1,506	5.117%, 04/10/37	1,511,110
		Ser. 2005-GG5, Class A5,
Aa2	1,400	5.224%, 04/10/37	1,540,451
		Ser. 2006-GG7, Class A4,
Aaa	7,605	5.874%, 07/10/38(a)	8,718,486
		Ser. 2007-GG9, Class A2,
Aaa	1,724	5.381%, 03/10/39	1,765,784
		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class A4,
AA-(c)	4,000	5.553%, 04/10/38(a)	4,486,704
		Ser. 2006-GG6, Class AAB,
AAA(c)	563	5.587%, 04/10/38	595,697
		Ser. 2006-GG8, Class A2,
Aaa	1,287	5.479%, 11/10/39	1,289,646
		Ser. 2006-GG8, Class A4,
Aaa	3,023	5.560%, 11/10/39	3,455,534
		Ser. 2007-GG10, Class A2,
Aaa	941	5.778%, 08/10/45	946,033

		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2004-CBX, Class AJ,
Aa1	550	4.951%, 01/12/37	557,587
		Ser. 2005-CB13, Class A4,
Aaa	2,080	5.284%, 01/12/43(a)	2,286,819
		Ser. 2005-LDP3, Class A4B,
Aaa	500	4.996%, 08/15/42	538,270
		Ser. 2005-LDP4, Class A4,
Aaa	8,295	4.918%, 10/15/42	9,058,737
		Ser. 2005-LDP4, Class AM,
Aa2	750	4.999%, 10/15/42(a)	813,393
		Ser. 2006-CB14, Class A4,
Aaa	2,500	5.481%, 12/12/44(a)	2,793,043
		Ser. 2006-CB14, Class ASB,
Aaa	495	5.506%, 12/12/44(a)	523,548
		Ser. 2006-LDP6, Class A3B,
Aaa	139	5.559%, 04/15/43(a)	140,151
		Ser. 2007-LD11, Class A2,
Aaa	2,193	5.800%, 06/15/49(a)	2,263,945
		Ser. 2007-LD12, Class A2,
Aaa	359	5.827%, 02/15/51	361,686
		Ser. 2007-LD12, Class A3,
Aaa	4,957	5.977%, 02/15/51(a)	5,274,004
		Ser. 2012-CBX, Class A3,
Aaa	3,800	3.139%, 06/15/45	3,978,801
		LB-UBS Commercial Mortgage Trust,
		Ser. 2005-C7, Class AM,
AA(c)	3,870	5.263%, 11/15/40(a)	4,249,670
		Ser. 2006-C3, Class A2,
Aaa	680 (d)	5.532%, 3/15/32	680
		Ser. 2006-C3, Class A4,
Aaa	2,085	5.661%, 03/15/39	2,354,513
		Ser. 2006-C7, Class A2,
AAA(c)	425	5.300%, 11/15/38	431,980
		Ser. 2007-C1, Class A2,
AAA(c)	366	5.318%, 02/15/40	368,399
		Ser. 2007-C1, Class A3,
AAA(c)	1,000	5.398%, 02/15/40	1,031,346
		Ser. 2007-C6, Class A2,
Aaa	962	5.845%, 07/15/40	985,424

		Merrill Lynch Mortgage Trust,
		Ser. 2004-KEY2, Class A3,
Aaa	1,500	4.615%, 08/12/39	1,546,728
		Ser. 2005-CIP1, Class ASB,
Aaa	933	5.022%, 07/12/38(a)	969,594
		Ser. 2006-C1, Class A4,
AAA(c)	650	5.659%, 05/12/39(a)	742,275
		Ser. 2006-C1, Class AM,
A(c)	3,380	5.659%, 05/12/39(a)	3,697,730
		Ser. 2006-C2, Class A4,
Aaa	3,000	5.742%, 08/12/43	3,437,415
		Ser. 2007-C1, Class A3,
A+(c)	2,045	5.846%, 06/12/50(a)	2,116,610
		Ser. 2007-C1, Class ASB,
A+(c)	1,390	5.846%, 06/12/50(a)	1,496,069
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-1, Class AM,
A(c)	940	5.480%, 02/12/39(a)	1,017,480
		Ser. 2006-2, Class A4,
Aaa	5,085	5.898%, 06/12/46(a)	5,862,888
		Ser. 2006-2, Class AM,
Aa2	60	5.905%, 06/12/46(a)	64,750
		Ser. 2006-4, Class A2,
Aaa	600	5.112%, 12/12/49	602,589
		Ser. 2007-9, Class A2,
AAA(c)	1,195	5.590%, 09/12/49	1,194,943
		Morgan Stanley Capital I, Inc.,
		Ser. 2005-IQ9, Class A4,
AAA(c)	1,410	4.660%, 07/15/56	1,478,475
		Ser. 2006-HQ8, Class A4,
Aaa	6,000	5.419%, 03/12/44(a)	6,712,032
		Ser. 2006-IQ12, Class A4,
AAA(c)	3,700	5.332%, 12/15/43	4,230,621
		Ser. 2006-T21, Class A4,
Aaa	708	5.162%, 10/12/52(a)	792,404
		Ser. 2007-HQ11, Class A2,
Aaa	149	5.359%, 02/12/44	149,087
		Ser. 2007-HQ11, Class A31,
Aaa	2,270	5.439%, 02/12/44	2,389,468
		Ser. 2007-HQ12, Class A2,
BBB(c)	6,023	5.597%, 04/12/49(a)	6,216,588
		Ser. 2007-IQ14, Class AAB,
Aaa	4,837	5.654%, 04/15/49(a)	5,214,835
		UBS Commercial Mortgage Trust,
		Ser. 2012-C1, Class A3,
Aaa	852	3.400%, 05/10/45	899,620
		UBS-Barclays Commercial Mortgage Trust,
		Ser. 2012-C2, Class A3,
Aaa	1,000	3.058%, 05/10/63	1,037,923

		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C9, Class A3,
AAA(c)	83	4.608%, 12/15/35	83,604
		Ser. 2005-C20, Class AMFX,
Aa1	4,200	5.179%, 07/15/42(a)	4,548,760
		Ser. 2006-C23, Class A4,
Aaa	5,300	5.418%, 01/15/45(a)	5,908,880
		Ser. 2006-C25, Class A4,
Aaa	2,500	5.736%, 05/15/43(a)	2,855,570
		Ser. 2006-C26, Class APB,
Aaa	2,989	5.997%, 06/15/45	3,231,687
		Ser. 2006-C27, Class A3,
Aaa	6,000	5.765%, 07/15/45	6,859,944
		Ser. 2006-C28, Class A2,
Aaa	153	5.500%, 10/15/48	154,098
		Ser. 2007-C31, Class A4,
Aa2	6,500	5.509%, 04/15/47	7,211,743
		Ser. 2007-C32, Class APB,
Aaa	3,405	5.742%, 06/15/49(a)	3,626,474
		Ser. 2007-C33, Class A2,
Aaa	1,756	5.855%, 02/15/51(a)	1,755,800
		Ser. 2007-C33, Class A3,
Aaa	3,200	5.900%, 02/15/51(a)	3,376,246
		Ser. 2007-C33, Class A4,
Aaa	7,550	5.900%, 02/15/51(a)	8,576,974
		Ser. 2007-C34, Class A2,
Aaa	1,351	5.569%, 05/15/46	1,365,404

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES	282,536,397

CORPORATE BONDS 39.6%
Aerospace & Defense 0.2%
		BE Aerospace, Inc., Sr. Unsec’d. Notes,
Ba2	3,000	5.250%, 04/01/22(e)	3,150,000
		L-3 Communications Corp., Gtd. Notes,
Baa3	300	4.750%, 07/15/20	326,040
		Gtd. Notes, Ser. B,
Ba1	200	6.375%, 10/15/15	204,250

			3,680,290

Airlines 0.5%
		Continental Airlines 2001-1 Class B Pass-Through Trust, Pass-thru Certs.,
		Ser. 011B,
Ba1	170	7.373%, 12/15/15(e)	174,409

		Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. 071A,
Baa1	456	5.983%, 04/19/22(e)	494,761
		Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A,
Baa2	429	4.750%, 01/12/21(e)	450,928
		Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A,
Baa2	2,950	4.150%, 04/11/24(e)	2,920,500
		Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1,
Baa2	5	6.703%, 06/15/21(b)	5,181
		Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A,
Baa2	1,005	5.300%, 04/15/19	1,075,764
		Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A,
Baa2	1,750	4.750%, 05/07/20	1,776,250
		Delta Air Lines, Inc., Pass-thru Certs.,
		Ser. 071A
Baa2	1,107	6.821%, 08/10/22	1,193,940
		Ser. 2A,
Baa2	1,301	4.950%, 05/23/19	1,382,344
		UAL 2007-1 Pass-Through Trust, Pass-thru Certs., Ser. 071A,
Baa3	341	6.636%, 07/02/22	356,490

			9,830,567

Automotive 1.0%
		BorgWarner, Inc., Sr. Unsec’d. Notes,
Baa2	350	4.625%, 09/15/20	389,638
		Daimler Finance North America LLC, Gtd. Notes, 144A,
A3	7,350	1.300%, 07/31/15	7,358,614
		Delphi Corp., Gtd. Notes,
Ba2	1,750	5.875%, 05/15/19	1,865,937

		Ford Motor Credit Co. LLC,
		Sr. Unsec’d. Notes,
Baa3	2,295	2.750%, 05/15/15(e)	2,313,323
Baa3	3,350	3.000%, 06/12/17(e)	3,335,370
		Sr. Unsec’d. Notes, 144A,
Baa3	575	3.984%, 06/15/16	593,436
Baa3	1,950	4.207%, 04/15/16	2,018,825
		Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN,
Baa1	650	2.700%, 03/15/17	662,830
		Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN,
Baa1	250	5.750%, 12/15/14	270,658
		Hyundai Capital America, Gtd. Notes, 144A,
Baa2	2,175	4.000%, 06/08/17	2,299,567

			21,108,198

Banking 8.5%
		American Express Co.,
		Sr. Unsec’d. Notes,
A3	1,635	7.000%, 03/19/18	2,077,310
A3	2,035	8.125%, 05/20/19	2,767,667
		American Express Credit Corp.,
		Sr. Unsec’d. Notes, MTN,
A2	2,000	2.750%, 09/15/15	2,109,020
A2	3,450	2.800%, 09/19/16(e)(f)	3,693,677
		Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A,
Aa3	650	3.750%, 09/22/15	660,198
		Bank of America Corp.,
		Jr. Sub. Notes, Ser. K,
B1	1,500	8.000%, 12/29/49(a)(e)	1,616,115
		Sr. Unsec’d. Notes,
Baa2	1,845	4.500%, 04/01/15(e)	1,938,399
Baa2	6,410	5.700%, 01/24/22	7,322,073
Baa2	1,000	5.875%, 01/05/21(e)	1,133,680
Baa2	1,265	6.000%, 09/01/17	1,411,104
		Sr. Unsec’d. Notes, MTN,
Baa2	4,210	5.000%, 05/13/21	4,538,207
		Sr. Unsec’d. Notes, Ser. 1,
Baa2	735	3.750%, 07/12/16	761,239
		Sr. Unsec’d. Notes, Ser. L, MTN,
Baa2	2,000	5.650%, 05/01/18	2,207,986
		Bank of America NA, Sub. Notes,
Baa1	250	5.300%, 03/15/17	268,502
		Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN,
Aa2	3,450	2.500%, 01/11/17(e)	3,625,398

		Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes,
Aa1	6,475	2.550%, 01/12/17(e)	6,826,923
		Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes,
A2	1,555	6.750%, 05/22/19	1,818,467
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes,
A2	600	7.250%, 02/01/18	742,094
		Capital One Bank USA NA, Sub. Notes,
Baa1	2,500	8.800%, 07/15/19	3,220,015
		Capital One Capital V, Ltd. Gtd. Notes,
Baa3	1,050	10.250%, 08/15/39	1,086,750
		Capital One Financial Corp.,
		Sr. Unsec’d. Notes,
Baa1	1,750	5.250%, 02/21/17	1,946,417
		Sub. Notes,
Baa2	150	6.150%, 09/01/16	168,329
		Citigroup, Inc.,
		Sr. Unsec’d. Notes,
Baa2	6,975	4.500%, 01/14/22(e)	7,336,737
Baa2	750	6.125%, 11/21/17	856,634
Baa2	4,350	6.125%, 05/15/18	4,968,074
Baa2	2,400	8.125%, 07/15/39	3,434,126
		Sub. Notes,
Baa3	2,305	5.625%, 08/27/12	2,311,523
		Unsec’d. Notes,
Baa2	1,235	8.500%, 05/22/19	1,568,084
		Depfa ACS Bank (Ireland), Covered Notes, 144A,
Aa3	1,395	5.125%, 03/16/37	969,086
		Discover Bank, Sub. Notes,
Ba1	3,280	7.000%, 04/15/20	3,829,269
		Goldman Sachs Group, Inc. (The),
		Sr. Notes,
A3	2,445	6.250%, 02/01/41	2,669,962
		Sr. Unsec’d. Notes,
A3	5,840	5.250%, 07/27/21	6,147,453
A3	3,910	5.750%, 01/24/22(e)	4,270,987
A3	190	5.950%, 01/18/18	211,179
A3	1,370	6.000%, 06/15/20	1,513,388
A3	575	6.150%, 04/01/18	645,171
A3	840	6.250%, 09/01/17(e)	947,959
		Sub. Notes,
Baa1	185	6.750%, 10/01/37	190,205
		Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A,
A1	1,605	4.500%, 10/30/15	1,716,252

		HSBC Holdings PLC (United Kingdom),
		Sr. Unsec’d. Notes,
Aa3	1,750	4.000%, 03/30/22	1,872,985
Aa3	450	4.875%, 01/14/22	511,420
Aa3	230	5.100%, 04/05/21	264,358
		Sub. Notes,
A3	3,296	6.500%, 05/02/36	3,856,162
A3	1,255	6.500%, 09/15/37	1,464,619
		Huntington Bancshares, Inc., Sub. Notes,
Baa2	120	7.000%, 12/15/20	142,930
		ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A,
Ba3	900	7.250%, 08/29/49(a)	823,500
		JPMorgan Chase & Co.,
		Jr. Sub. Notes, Ser. 1,
Ba1	2,135	7.900%, 04/29/49(a)	2,356,101
		Sr. Unsec’d. Notes,
A2	3,355	3.150%, 07/05/16(e)	3,527,444
A2	5,300	4.250%, 10/15/20(f)	5,742,137
A2	2,240	4.350%, 08/15/21(e)	2,453,566
A2	2,400	4.400%, 07/22/20	2,620,570
A2	1,550	4.500%, 01/24/22	1,717,574
A2	830	5.600%, 07/15/41	998,311
		KeyCorp, Sr. Unsec’d. Notes, MTN,
Baa1	560	5.100%, 03/24/21(e)	644,774
		Korea Housing Finance Corp. (South Korea), Covered Notes, RegS,
Aa3	2,000	4.125%, 12/15/15	2,129,662
		Krung Thai Bank PCL (Thailand), Jr. Sub. Notes,
B2	700	7.378%, 10/29/49(a)	703,541
		Lloyds TSB Bank PLC (United Kingdom),
		Gtd. Notes,
A2	1,975	4.200%, 03/28/17(e)	2,059,943
A2	2,250	6.375%, 01/21/21	2,607,781
		Gtd. Notes, 144A, MTN,
A2	1,070	5.800%, 01/13/20	1,179,887
		Morgan Stanley,
		Sr. Unsec’d. Notes,
Baa1	3,475	5.500%, 07/28/21	3,511,772
Baa1	2,920	5.750%, 01/25/21	2,970,866
Baa1	2,360	6.375%, 07/24/42	2,370,967
		Sr. Unsec’d. Notes, MTN,
Baa1	1,635	5.450%, 01/09/17	1,687,000
Baa1	2,530	5.625%, 09/23/19	2,557,195
		PNC Funding Corp., Gtd. Notes,
A3	1,650	2.700%, 09/19/16	1,744,270

		Royal Bank of Scotland Group PLC (The) (United Kingdom),
		Gtd. Notes,
A3	1,425	6.125%, 01/11/21	1,609,536
		Gtd. Notes, Ser. 2,
A3	1,080	3.400%, 08/23/13	1,097,912
		Sr. Unsec’d. Notes, MTN,
Baa1	575	6.400%, 10/21/19	625,830
		Santander Holdings USA, Inc., Sr. Unsec’d. Notes,
Baa2	270	4.625%, 04/19/16	267,787
		Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A,
A1	1,100	4.125%, 10/04/16	1,171,036
		State Street Corp., Jr. Sub Debs.,
A3	1,375	4.956%, 03/15/18	1,480,080
		Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A,
Baa2	675	6.250%, 04/20/21(e)	707,062
		US Bancorp,
		Jr. Sub. Notes,
A2	1,890	3.442%, 02/01/16	1,994,846
		Sub. Notes, MTN,
A1	1,750	2.950%, 07/15/22	1,769,493
		Wachovia Bank NA, Sub. Notes, MTN,
A1	1,200	4.875%, 02/01/15	1,297,872
		Wells Fargo & Co.,
		Sr. Unsec’d. Notes,
A2	2,150	2.625%, 12/15/16	2,261,447
A2	3,325	3.676%, 06/15/16	3,613,204
		Sr. Unsec’d. Notes, MTN,
A2	1,775	2.100%, 05/08/17(e)	1,817,424
A2	5,970	3.500%, 03/08/22	6,366,103
A2	685	4.600%, 04/01/21(e)	787,747

			174,912,373

Brokerage
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
NR	745	6.875%, 05/02/18(i)	183,456

Building Materials & Construction 0.5%
		Corp. GEO SAB de CV (Mexico), Gtd. Notes, 144A,
Ba3	1,000	8.875%, 03/27/22(e)	1,040,000
		Desarrolladora Homex SAB de CV (Mexico), Gtd. Notes,
Ba3	1,500	7.500%, 09/28/15	1,522,500

		Masco Corp., Sr. Unsec’d. Notes,
Ba2	965	7.125%, 08/15/13(e)	1,010,980
		Odebrecht Finance Ltd. (Cayman Islands),
		Gtd. Notes, 144A,
Baa3	2,475	5.125%, 06/26/22(e)	2,530,687
Baa3	1,200	6.000%, 04/05/23	1,299,000
		Toll Brothers Finance Corp., Gtd. Notes,
Ba1	1,885	5.150%, 05/15/15	1,998,061

			9,401,228

Cable 1.9%
		Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A,
B3	1,150	8.625%, 11/15/17	1,239,125
		Comcast Corp., Gtd. Notes,
Baa1	2,400	6.950%, 08/15/37	3,295,714
		CSC Holdings LLC,
		Sr. Unsec’d. Notes, 144A,
Ba3	1,650	6.750%, 11/15/21(e)	1,798,500
		Sr. Unsec’d. Notes,
Ba3	715	7.625%, 07/15/18(e)	809,738
Ba3	2,670	8.500%, 04/15/14	2,943,675
Ba3	970	8.625%, 02/15/19	1,137,325
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
		Gtd. Notes,
Baa2	875	3.500%, 03/01/16	932,988
Baa2	175	3.550%, 03/15/15	185,375
Baa2	1,810	4.750%, 10/01/14	1,951,936
Baa2	2,700	5.150%, 03/15/42	2,906,642
		Dish DBS Corp.,
		Gtd. Notes,
Ba2	3,000	6.625%, 10/01/14	3,236,250
Ba2	2,400	7.000%, 10/01/13	2,529,000
		Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, RegS,
B1	EUR 1,800	8.875%, 12/01/18	1,948,963
		NET Servicos de Comunicacao SA (Brazil), Gtd. Notes,
Baa3	3,400	7.500%, 01/27/20	3,931,250
		Time Warner Cable, Inc.,
		Gtd. Notes,
Baa2	805	5.500%, 09/01/41(e)	939,167
Baa2	870	6.550%, 05/01/37	1,108,396
Baa2	1,565	6.750%, 07/01/18	1,967,814
Baa2	255	8.250%, 02/14/14	283,471

		UPC Holding BV (Netherlands), Sec’d. Notes, 144A,
B2	2,000	9.875%, 04/15/18(e)	2,210,000
		Videotron Ltee (Canada), Gtd. Notes,
Ba1	4,000	9.125%, 04/15/18	4,370,000

			39,725,329

Capital Goods 1.2%
		Case New Holland, Inc., Gtd. Notes,
Ba2	2,815	7.750%, 09/01/13	2,990,938
		Deere & Co., Sr. Unsec’d. Notes,
A2	1,300	3.900%, 06/09/42	1,402,357
		ERAC USA Finance LLC,
		Gtd. Notes, 144A,
		2.750%, 03/15/17
		(original cost $1,279,642; purchased
Baa1	1,280	03/12/12)(b)(g)	1,310,898
		6.200%, 11/01/16
		(original cost $269,528; purchased
Baa1	270	04/24/06)(b)(g)	310,603
		7.000%, 10/15/37
		(original cost $1,723,356; purchased
Baa1	1,480	10/26/11)(b)(g)	1,871,275
		FedEx Corp., Gtd. Notes,
Baa1	2,300	2.625%, 08/01/22(e)	2,309,057
		Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS,
B1	EUR 3,350	8.500%, 07/31/15	4,451,608
		Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A,
A3	1,280	4.625%, 01/13/22	1,367,309
		Penske Truck Leasing Co. LP/PTL Finance Corp.,
		Sr. Notes, 144A,
		2.500%, 07/11/14
		(original cost $699,727; purchased
Baa3	700	07/10/12)(b)(e)(g)	701,063
		Unsec’d. Notes, 144A,
		3.125%, 05/11/15
		(original cost $899,127; purchased
Baa3	900	05/08/12)(b)(g)	909,166
		Rockwell Automation, Inc., Sr. Unsec’d. Notes,
A3	1,500	5.200%, 01/15/98	1,639,491
		Textron, Inc., Sr. Unsec’d. Notes,
Baa3	800	7.250%, 10/01/19	952,270

		United Technologies Corp., Sr. Unsec’d. Notes,
A2	3,250	4.500%, 06/01/42(e)	3,768,940
		Xylem, Inc., Sr. Unsec’d. Notes,
Baa2	1,505	4.875%, 10/01/21	1,691,024

			25,675,999

Chemicals 0.7%
		Agrium, Inc. (Canada), Sr. Unsec’d. Notes,
Baa2	225	6.125%, 01/15/41	290,255
		CF Industries, Inc., Gtd. Notes,
Baa3	500	6.875%, 05/01/18	605,000
		Dow Chemical Co. (The),
		Sr. Unsec’d. Notes,
Baa3	3,465	5.250%, 11/15/41(e)	4,037,057
Baa3	950	5.900%, 02/15/15(e)	1,062,598
Baa3	725	7.600%, 05/15/14	806,482
Baa3	410	9.400%, 05/15/39	678,152
		PPG Industries, Inc., Sr. Unsec’d. Notes,
Baa1	175	5.500%, 11/15/40	216,802
		Reliance Holdings USA, Inc., Gtd. Notes, 144A,
Baa2	4,500	5.400%, 02/14/22(e)	4,700,988
		Union Carbide Corp., Sr. Unsec’d. Notes,
Baa3	850	7.500%, 06/01/25	1,041,163

			13,438,497

Consumer 0.2%
		Sealy Mattress Co., Sr. Sec’d. Notes, 144A,
Ba3	3,073	10.875%, 04/15/16	3,326,523

Electric 1.7%
		AES Corp. (The),
		Sr. Unsec’d. Notes,
Ba3	500	7.750%, 03/01/14	542,500
Ba3	1,250	9.750%, 04/15/16	1,503,125
		CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2,
A3	750	5.700%, 03/15/13	773,893
		Commonwealth Edison Co., First Mtge. Bonds,
A3	690	6.450%, 01/15/38	998,162
		Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A,
Ba1	965	8.500%, 04/22/15	1,083,212

		Duke Energy Carolinas LLC, First Mtge. Bonds,
A1	1,000	4.250%, 12/15/41(h)	1,123,057
		Duke Energy Corp., Sr. Unsec’d. Notes,
Baa2	1,250	6.300%, 02/01/14	1,350,580
		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	750	6.000%, 05/15/35	910,452
		Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes,
Baa2	185	8.350%, 08/01/13	196,854
		Enel Finance International SA (Luxembourg), Gtd. Notes, 144A,
Baa1	1,200	6.000%, 10/07/39	992,743
		Enersis SA (Chile), Sr. Unsec’d. Notes,
Baa2	1,000	7.375%, 01/15/14	1,068,697
		Entergy Corp., Sr. Unsec’d. Notes,
Baa3	2,475	4.700%, 01/15/17	2,654,673
		Exelon Corp., Sr. Unsec’d. Notes,
Baa2	125	4.900%, 06/15/15	136,731
		Exelon Generation Co. LLC,
		Sr. Unsec’d. Notes,
Baa1	750	6.200%, 10/01/17	879,705
Baa1	800	6.250%, 10/01/39	931,769
		FirstEnergy Corp.,
		Sr. Unsec’d. Notes,
		Ser. C,
Baa3	2,310	7.375%, 11/15/31	3,052,478
		Georgia Power Co., Sr. Unsec’d. Notes,
A3	1,050	4.300%, 03/15/42(e)	1,168,814
		Iberdrola International BV (Netherlands), Gtd. Notes,
Baa1	15	6.750%, 09/15/33	14,556
		Nevada Power Co., Genl. Ref. Mtge.,
Baa1	500	5.375%, 09/15/40	623,260
		North American Energy Alliance LLC/North American Energy Alliance Finance Corp.,
		Sec’d. Notes,
		10.875%, 06/01/16
		(original cost $586,434; purchased
Ba3	600	09/22/09)(b)(g)	673,500
		NRG Energy, Inc., Gtd. Notes,
B1	750	7.375%, 01/15/17(e)	778,125

		Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes,
Baa1	545	6.800%, 09/01/18(e)	667,852
		Pacific Gas & Electric Co., Sr. Unsec’d. Notes,
A3	1,800	4.450%, 04/15/42(e)	2,059,690
		PacifiCorp, First Mtge. Bonds,
A2	790	4.100%, 02/01/42	865,979
		Progress Energy, Inc., Sr. Unsec’d. Notes,
Baa2	4,000	3.150%, 04/01/22(e)	4,103,992
		Puget Sound Energy, Inc., Sr. Sec’d. Notes,
A3	2,550	4.434%, 11/15/41	2,973,680
		Southern Power Co., Sr. Unsec’d. Notes,
Baa1	725	5.150%, 09/15/41(e)	859,216
		Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, RegS,
B2	200	11.500%, 02/12/15	216,000
		TransAlta Corp. (Canada), Sr. Unsec’d. Notes,
Baa3	725	6.650%, 05/15/18	807,553
		Virginia Electric and Power Co., Sr. Unsec’d. Notes,
A3	1,075	2.950%, 01/15/22(e)	1,144,392

			35,155,240

Energy — Integrated 0.6%
		BP Capital Markets PLC (United Kingdom),
		Gtd. Notes,
A2	3,035	3.245%, 05/06/22(e)	3,267,824
A2	1,615	3.561%, 11/01/21	1,779,441
A2	435	4.500%, 10/01/20	509,712
A2	680	5.250%, 11/07/13	721,093
		Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes,
Baa2	2,950	6.750%, 11/15/39(e)	3,975,240
		LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A,
Baa2	1,375	7.250%, 11/05/19	1,595,000

			11,848,310

Energy — Other 1.4%
		Anadarko Petroleum Corp.,
		Sr. Unsec’d. Notes,
Baa3	1,300	6.375%, 09/15/17	1,559,369
Baa3	175	6.450%, 09/15/36(e)	221,268
Baa3	175	6.950%, 06/15/19	218,957
Baa3	1,600	7.950%, 06/15/39	2,235,918

		Apache Corp., Sr. Unsec’d. Notes,
A3	1,225	4.750%, 04/15/43	1,447,703
		Devon Energy Corp., Sr. Unsec’d. Notes,
Baa1	1,900	4.750%, 05/15/42(e)	2,137,346
		Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A,
A1	1,461	5.888%, 06/15/19	1,636,018
		Forest Oil Corp., Gtd. Notes,
B1	400	8.500%, 02/15/14	418,000
		Halliburton Co., Sr. Unsec’d. Notes,
A2	1,730	4.500%, 11/15/41	1,957,156
		Kerr-McGee Corp., Gtd. Notes,
Baa3	1,060	6.950%, 07/01/24	1,366,813
		Nabors Industries, Inc., Gtd. Notes,
Baa2	4,450	4.625%, 09/15/21	4,769,470
		Noble Energy, Inc., Sr. Unsec’d. Notes,
Baa2	4,950	4.150%, 12/15/21	5,343,683
		Phillips 66, Gtd. Notes, 144A,
Baa1	795	2.950%, 05/01/17(e)	833,891
		Pioneer Natural Resources Co., Sr. Unsec’d. Notes,
Baa3	700	6.875%, 05/01/18	844,286
		Precision Drilling Corp. (Canada), Gtd. Notes,
Ba1	1,000	6.625%, 11/15/20(e)	1,042,500
		Transocean, Inc. (Cayman Islands), Gtd. Notes,
Baa3	200	7.350%, 12/15/41	267,354
		Weatherford International Ltd. (Bermuda),
		Gtd. Notes,
Baa2	525	5.125%, 09/15/20(e)	573,172
Baa2	2,825	5.950%, 04/15/42	3,029,951

			29,902,855

Foods 2.5%
		Anheuser-Busch InBev Worldwide, Inc.,
		Gtd. Notes,
A3	2,050	2.500%, 07/15/22	2,089,934
A3	800	6.875%, 11/15/19	1,045,991
A3	3,075	7.750%, 01/15/19(e)	4,131,078
A3	1,880	8.000%, 11/15/39	3,181,077
A3	450	8.200%, 01/15/39	770,795

		Aramark Corp., Gtd. Notes,
B3	5,185	8.500%, 02/01/15	5,308,196
		Aramark Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A,
B3	790	8.625%, 05/01/16(e)	807,783
		Beam, Inc., Sr. Unsec’d. Notes,
Baa2	2,075	1.875%, 05/15/17	2,111,061
		Bunge Ltd. Finance Corp., Gtd. Notes,
Baa2	1,320	5.875%, 05/15/13	1,367,063
		Campbell Soup Co., Sr. Unsec’d. Notes,
A2	175	3.800%, 08/02/42	177,836
		Darling International, Inc., Gtd. Notes,
Ba3	1,750	8.500%, 12/15/18	1,964,375
		Dole Food Co., Inc., Sec’d. Notes,
B2	1,510	13.875%, 03/15/14	1,706,300
		Ingles Markets, Inc., Sr. Unsec’d. Notes,
B1	2,250	8.875%, 05/15/17	2,458,125
		JBS USA LLC/JBS USA Finance, Inc.,
		Gtd. Notes,
		11.625%, 05/01/14
		(original cost $574,375; purchased
B1	500	01/30/12)(b)(g)	566,875
		Sr. Unsec’d. Notes, 144A,
		7.250%, 06/01/21
		(original cost $2,385,675; purchased
B1	2,580	12/07/11 - 12/08/11)(b)(g)	2,451,000
		8.250%, 02/01/20
		(original cost $492,845; purchased
B1	500	01/25/12)(b)(g)	498,100
		Kraft Foods Group, Inc.,
		Gtd. Notes, 144A,
Baa2	1,175	5.000%, 06/04/42	1,325,314
Baa2	2,640	6.125%, 08/23/18	3,270,614
		Kraft Foods, Inc., Sr. Unsec’d. Notes,
Baa2	930	6.125%, 02/01/18	1,139,144
		Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A,
B2	2,220	12.250%, 02/10/22(e)	2,358,750
		SABMiller Holdings, Inc., Gtd. Notes, 144A,
Baa1	1,390	3.750%, 01/15/22	1,524,375

		Smithfield Foods, Inc., Sr. Sec’d. Notes,
BBB-(c)	2,645	10.000%, 07/15/14	3,114,488
		Stater Bros. Holdings, Inc., Gtd. Notes,
B2	3,220	7.750%, 04/15/15	3,280,375
		SUPERVALU, Inc., Sr. Unsec’d. Notes,
Caa1	2,210	7.500%, 11/15/14(e)	2,105,025
		Tyson Foods, Inc., Gtd. Notes,
Baa3	2,425	6.850%, 04/01/16	2,740,250

			51,493,924

Gaming 0.7%
		Ameristar Casinos, Inc., Gtd. Notes,
B3	1,030	7.500%, 04/15/21(e)	1,109,825
		Marina District Finance Co., Inc., Sr. Sec’d. Notes,
B2	1,550	9.500%, 10/15/15(e)	1,505,437
		MGM Resorts International, Gtd. Notes,
B3	1,850	6.750%, 09/01/12	1,850,000
B3	1,500	6.750%, 04/01/13	1,537,500
		Sr. Sec’d. Notes,
Ba2	395	10.375%, 05/15/14(e)	448,325
Ba2	2,400	13.000%, 11/15/13	2,730,000
		Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes,
Ba3	1,250	8.375%, 08/15/15	1,306,250
		Pinnacle Entertainment, Inc., Gtd. Notes,
B1	2,500	8.625%, 08/01/17(e)	2,725,000
		Yonkers Racing Corp., Sec’d. Notes, 144A,
		11.375%, 07/15/16
		(original cost $2,248,000; purchased
B1	2,100	06/22/11 - 06/28/12)(b)(e)(g)	2,220,750

			15,433,087

Healthcare & Pharmaceutical 1.5%
		Amgen, Inc., Sr. Unsec’d. Notes,
Baa1	3,005	5.150%, 11/15/41	3,326,156
Baa1	1,815	5.375%, 05/15/43	2,069,505
		Aristotle Holding, Inc., Gtd. Notes, 144A,
Baa3	2,900	2.750%, 11/21/14	2,989,674
		Community Health Systems, Inc., Gtd. Notes,
B3	1,223	8.875%, 07/15/15	1,247,460

		Gilead Sciences, Inc., Sr. Unsec’d. Notes,
Baa1	2,160	5.650%, 12/01/41(e)	2,723,002
		GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes,
A1	3,850	2.850%, 05/08/22(h)	4,037,603
		HCA, Inc., Gtd. Notes,
B3	2,175	8.000%, 10/01/18(e)	2,501,250
		Sr. Unsec’d. Notes,
B3	1,295	6.375%, 01/15/15	1,392,934
B3	1,500	7.190%, 11/15/15	1,608,750
		Sr. Unsec’d. Notes, MTN,
B3	190	9.000%, 12/15/14	210,900
		Life Technologies Corp., Sr. Unsec’d. Notes,
Baa3	2,700	4.400%, 03/01/15	2,876,018
		McKesson Corp., Sr. Unsec’d. Notes,
Baa2	1,000	6.500%, 02/15/14	1,085,580
		Mylan, Inc., Gtd. Notes, 144A,
Ba2	1,410	7.625%, 07/15/17(e)	1,573,031
		Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes,
A3	3,110	3.650%, 11/10/21(e)	3,388,062

			31,029,925

Healthcare Insurance 0.9%
		Aetna, Inc., Sr. Unsec’d. Notes,
Baa1	1,150	4.500%, 05/15/42(e)	1,229,973
Baa1	1,910	6.000%, 06/15/16	2,225,645
Baa1	1,825	6.750%, 12/15/37	2,525,437
		CIGNA Corp., Sr. Unsec’d. Notes,
Baa2	965	5.375%, 03/15/17	1,098,916
Baa2	1,475	5.375%, 02/15/42	1,675,166
Baa2	905	5.875%, 03/15/41	1,084,256
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Baa3	500	5.450%, 06/15/21	570,476
Baa3	2,100	6.125%, 01/15/15	2,293,414
		UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
A3	1,725	4.625%, 11/15/41	1,943,307
A3	185	5.700%, 10/15/40	233,470
A3	130	5.800%, 03/15/36	167,415
A3	490	5.950%, 02/15/41	656,824
A3	1,000	6.000%, 06/15/17	1,223,740
A3	475	6.625%, 11/15/37	672,160

		WellPoint, Inc., Sr. Unsec’d. Notes,
Baa2	660	4.625%, 05/15/42(e)	682,237

			18,282,436

Insurance 2.1%
		Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes,
Baa1	240	5.500%, 11/15/20	258,316
Baa1	890	7.500%, 08/01/16	1,027,125
		Allstate Corp. (The), Sr. Unsec’d. Notes,
A3	175	5.200%, 01/15/42	209,090
		American International Group, Inc., Sr. Unsec’d. Notes,
Baa1	625	4.250%, 05/15/13	637,539
Baa1	200	5.050%, 10/01/15	215,149
Baa1	3,535	6.400%, 12/15/20	4,135,763
Baa1	850	8.250%, 08/15/18	1,047,214
		Sr. Unsec’d. Notes, MTN,
Baa1	4,560	5.850%, 01/16/18	5,129,321
		Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	2,350	5.750%, 12/01/14	2,493,110
		Chubb Corp. (The), Jr. Sub. Notes,
A3	650	6.375%, 03/29/67(a)(e)	679,250
		Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	525	7.000%, 07/15/34	578,338
		Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes,
Baa3	1,200	5.125%, 04/15/22	1,276,775
		Liberty Mutual Group, Inc., Gtd. Notes, 144A,
Baa2	350	5.000%, 06/01/21	360,297
Baa2	625	6.500%, 05/01/42	670,772
		Sr. Unsec’d. Notes, 144A,
Baa2	1,190	6.500%, 03/15/35	1,275,325
		Lincoln National Corp., Jr. Sub. Notes,
Ba1	940	6.050%, 04/20/67(a)	907,100
		Sr. Unsec’d. Notes,
Baa2	865	4.200%, 03/15/22(e)	893,335
Baa2	600	6.300%, 10/09/37	676,494
Baa2	970	7.000%, 06/15/40	1,188,968
Baa2	800	8.750%, 07/01/19	1,030,785

		Markel Corp.,
		Sr. Unsec’d. Notes,
Baa2	2,750	4.900%, 07/01/22	2,895,538
Baa2	2,180	7.125%, 09/30/19	2,579,420
		Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A,
A1	1,645	5.375%, 12/01/41(e)	1,829,090
A1	550	8.875%, 06/01/39(e)	811,805
		MetLife Capital Trust IV, Jr. Sub. Notes, 144A,
Baa2	759	7.875%, 12/15/37	865,260
		MetLife, Inc., Sr. Unsec’d. Notes,
A3	2,750	7.717%, 02/15/19	3,557,887
		Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A,
Aa2	190	6.063%, 03/30/40	246,824
		Ohio National Financial Services, Inc., Sr. Notes, 144A,
Baa1	360	6.375%, 04/30/20	410,244
		Progressive Corp. (The), Jr. Sub. Notes,
A2	365	6.700%, 06/15/37(a)	388,725
		Teachers Insurance & Annuity Association of America, Sub. Notes, 144A,
Aa2	830	6.850%, 12/16/39	1,140,075
		Unum Group, Sr. Unsec’d. Notes,
Baa3	225	5.625%, 09/15/20	247,011
		Willis Group Holdings PLC (Ireland), Gtd. Notes,
Baa3	630	4.125%, 03/15/16	663,011
		WR Berkley Corp.,
		Sr. Unsec’d. Notes,
Baa2	2,675	4.625%, 03/15/22(e)	2,776,952
Baa2	735	5.375%, 09/15/20	802,294
		XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E,
Ba1	260	6.500%, 12/31/49(a)	225,550
		Sr. Unsec’d. Notes,
Baa2	25	5.250%, 09/15/14	26,601

			44,156,353

Lodging 0.8%
		FelCor Lodging LP, Sr. Sec’d. Notes,
B2	2,739	10.000%, 10/01/14	3,132,731
		Host Hotels & Resorts LP, Gtd. Notes, Ser. O,
Ba1	2,205	6.375%, 03/15/15	2,233,940

		Marriott International, Inc., Sr. Unsec’d. Notes,
Baa2	5,055	3.000%, 03/01/19	5,175,284
		Wyndham Worldwide Corp.,
		Sr. Unsec’d. Notes,
Baa3	2,775	4.250%, 03/01/22	2,841,639
Baa3	980	5.625%, 03/01/21	1,082,652
Baa3	975	5.750%, 02/01/18	1,091,698

			15,557,944

Media & Entertainment 1.7%
		British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A,
Baa1	90	6.100%, 02/15/18	106,661
		CBS Corp., Gtd. Notes,
Baa2	1,950	1.950%, 07/01/17(b)(e)	1,987,009
Baa2	225	4.850%, 07/01/42(b)	237,378
Baa2	1,660	5.900%, 10/15/40(b)	1,998,887
		Discovery Communications LLC, Gtd. Notes,
Baa2	625	4.950%, 05/15/42	692,829
		Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A,
Baa2	1,025	5.307%, 05/11/22	1,104,437
		Historic TW, Inc., Gtd. Notes,
Baa2	483	6.625%, 05/15/29	604,274
		Lamar Media Corp., Gtd. Notes,
Ba3	3,000	9.750%, 04/01/14	3,363,750
		Liberty Interactive LLC, Sr. Unsec’d. Notes,
B3	1,300	5.700%, 05/15/13	1,332,500
		NBCUniversal Media LLC, Sr. Unsec’d. Notes,
Baa2	600	4.375%, 04/01/21	678,125
		News America, Inc., Gtd. Notes,
Baa1	1,075	6.150%, 03/01/37	1,304,294
Baa1	1,295	6.150%, 02/15/41	1,651,260
Baa1	160	6.900%, 08/15/39	207,081
Baa1	550	7.625%, 11/30/28	680,247
		Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes,
B2	2,320	11.500%, 05/01/16	2,610,000
B2	1,000	11.625%, 02/01/14	1,140,000
		R.R. Donnelley & Sons Co.,
		Sr. Unsec’d. Notes,
Ba2	2,400	4.950%, 04/01/14	2,460,000
Ba2	1,800	8.600%, 08/15/16	1,939,500

		SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes,
Caa1	900	11.125%, 06/01/18	1,015,875
		Time Warner Cos., Inc., Gtd. Notes,
Baa2	720	6.950%, 01/15/28	920,481
		Time Warner, Inc., Gtd. Notes,
Baa2	775	4.900%, 06/15/42(e)	848,596
Baa2	2,590	6.250%, 03/29/41	3,256,741
		TVN Finance Corp. II AB (Sweden), Gtd. Notes, RegS,
B1	EUR 1,000	10.750%, 11/15/17	1,322,686
		Viacom, Inc.,
		Sr. Unsec’d. Notes,
Baa1	315	4.375%, 09/15/14	337,422
Baa1	2,520	6.750%, 10/05/37	3,429,960

			35,229,993

Metals 1.5%
		Adaro Indonesia PT (Indonesia), Gtd. Notes, RegS,
Ba1	835	7.625%, 10/22/19(e)	892,448
		ArcelorMittal (Luxembourg),
		Sr. Unsec’d. Notes,
Baa3	990	6.125%, 06/01/18(e)	1,023,442
Baa3	695	6.250%, 02/25/22(e)	696,451
		Berau Capital Resources Pte Ltd. (Singapore), Gtd. Notes, RegS,
B1	3,260	12.500%, 07/08/15	3,626,750
		Bumi Capital Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS,
Ba3	1,400	12.000%, 11/10/16	1,491,000
		Bumi Investment Pte Ltd. (Singapore), Sr. Sec’d. Notes, MTN, RegS,
Ba3	1,250	10.750%, 10/06/17(e)	1,271,875
		Century Aluminum Co., Sec’d. Notes,
B(c)	385	8.000%, 05/15/14	385,000
		Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS,
B1	1,300	9.750%, 11/05/16	1,420,250
		Metals USA, Inc., Sr. Sec’d. Notes,
B2	4,400	11.125%, 12/01/15	4,581,500
		Newmont Mining Corp., Gtd. Notes,
Baa1	2,045	6.250%, 10/01/39	2,467,477
		Novelis, Inc. (Canada), Gtd. Notes,
B2	1,450	8.375%, 12/15/17(e)	1,587,750

		Peabody Energy Corp., Gtd. Notes, 144A,
Ba1	3,625	6.000%, 11/15/18(e)	3,625,000
		Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Bonds, 144A,
B1	3,025	7.750%, 04/27/17	3,006,850
		Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes,
A3	1,100	8.950%, 05/01/14	1,251,466
		Teck Resources Ltd. (Canada), Gtd. Notes,
Baa2	1,075	5.200%, 03/01/42(e)	1,044,914
Baa2	980	6.250%, 07/15/41(e)	1,084,293
		Sr. Sec’d. Notes,
Baa2	101	10.250%, 05/15/16	111,605
		Vale Overseas Ltd. (Cayman Islands), Gtd. Notes,
Baa2	10	6.875%, 11/21/36	12,028
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	1,375	2.850%, 11/10/14	1,411,927

			30,992,026

Non-Captive Finance 1.9%
		CIT Group, Inc., Gtd. Notes, 144A,
B1	248	7.000%, 05/02/17(e)	248,861
		Sr. Unsec’d. Notes, 144A,
B1	1,500	4.750%, 02/15/15(e)	1,560,160
		GATX Corp., Sr. Unsec’d. Notes,
Baa2	3,500	4.750%, 10/01/12	3,522,505
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes, MTN,
A1	4,900	2.300%, 04/27/17(e)	5,009,054
A1	1,384	5.875%, 01/14/38(e)	1,682,543
		Sr. Unsec’d. Notes, Ser. G, MTN,
A1	2,300	6.000%, 08/07/19	2,772,070
A1	2,800	6.875%, 01/10/39(e)	3,838,190
		Sub. Notes,
A2	545	5.300%, 02/11/21	624,524
		HSBC Finance Capital Trust IX, Ltd. Gtd. Notes,
Baa2	900	5.911%, 11/30/35(a)	864,000
		HSBC Finance Corp., Sr. Sub. Notes,
Baa2	145	6.676%, 01/15/21	161,683

		International Lease Finance Corp.,
		Sr. Sec’d. Notes, 144A,
Ba2	1,275	6.500%, 09/01/14(e)	1,361,063
		Sr. Unsec’d. Notes,
Ba3	575	5.750%, 05/15/16(e)	598,855
Ba3	700	6.250%, 05/15/19(e)	735,875
Ba3	1,000	8.625%, 09/15/15(e)	1,127,500
		Sr. Unsec’d. Notes, MTN,
Ba3	1,000	6.375%, 03/25/13(e)	1,025,000
		Nelnet, Inc., Jr. Sub. Notes,
Ba2	1,750	3.834%, 09/29/36(a)	1,417,707
		Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa1	543	1.182%, 07/03/33(a)(b)	352,957
		Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa3	2,950	5.875%, 09/25/22	3,056,937
		SLM Corp.,
		Sr. Notes, MTN,
Ba1	630	6.250%, 01/25/16	667,800
		Sr. Unsec’d. Notes, MTN,
Ba1	1,450	5.050%, 11/14/14	1,509,585
Ba1	1,725	8.000%, 03/25/20	1,936,312
Ba1	1,100	8.450%, 06/15/18	1,254,000
		Sr. Unsec’d. Notes, Ser. A, MTN,
Ba1	1,800	5.000%, 04/15/15	1,860,867
Ba1	345	5.375%, 01/15/13	350,187
		Unsec’d. Notes, MTN,
Ba1	650	6.000%, 01/25/17	680,875
		Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN,
Caa1	1,000	6.900%, 12/15/17(e)	815,000

			39,034,110

Packaging 0.2%
		Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A, MTN
Ba2	EUR 730	7.375%, 07/15/21	952,088
		Greif, Inc., Sr. Unsec’d. Notes,
Ba2	1,225	7.750%, 08/01/19	1,396,500
		Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
B1	2,300	5.625%, 07/15/13	2,386,250

			4,734,838

Paper 0.6%
		International Paper Co.,
		Sr. Unsec’d. Notes,
Baa3	1,240	6.000%, 11/15/41	1,506,281
Baa3	1,075	7.300%, 11/15/39	1,413,505
Baa3	800	7.950%, 06/15/18	1,026,577
Baa3	2,225	9.375%, 05/15/19	3,014,455
		MeadWestvaco Corp., Sr. Unsec’d. Notes,
Ba1	1,650	7.375%, 09/01/19(e)	2,016,558
		Rock-Tenn Co., Unsec’d. Notes, 144A,
Ba1	1,140	4.450%, 03/01/19(e)	1,204,070
Ba1	1,700	4.900%, 03/01/22(e)	1,808,157

			11,989,603

Pipelines & Other 0.7%
		CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes,
Baa2	1,130	5.850%, 01/15/41	1,400,794
		Energy Transfer Partners LP, Sr. Unsec’d. Notes,
Baa3	510	4.650%, 06/01/21	543,411
		Enterprise Products Operating LLC, Gtd. Notes,
Baa2	2,900	4.850%, 08/15/42(e)	3,126,438
		Kinder Morgan Energy Partners LP,
		Sr. Unsec’d. Notes,
Baa2	2,150	3.950%, 09/01/22(e)	2,268,359
Baa2	520	7.300%, 08/15/33	644,807
		NiSource Finance Corp., Gtd. Notes,
Baa3	355	5.450%, 09/15/20	407,856
		Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes,
Baa2	400	4.250%, 09/01/12	400,962
		Sempra Energy,
		Sr. Unsec’d. Notes,
Baa1	2,060	2.300%, 04/01/17	2,138,906
Baa1	750	6.500%, 06/01/16	892,149
		Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A,
Baa1	1,500	4.450%, 08/01/42	1,571,441
		Williams Partners LP, Sr. Unsec’d. Notes,
Baa2	1,475	4.000%, 11/15/21	1,576,408

			14,971,531

Real Estate Investment Trusts 0.5%
		Hospitality Properties Trust, Sr. Unsec’d. Notes,
Baa2	1,100	7.875%, 08/15/14	1,188,056
		Mack-Cali Realty LP, Sr. Unsec’d. Notes,
Baa2	700	4.600%, 06/15/13	715,709
		Realty Income Corp., Sr. Unsec’d. Notes,
Baa1	1,830	5.500%, 11/15/15	2,014,713
		Simon Property Group LP,
		Sr. Unsec’d. Notes,
A3	245	2.800%, 01/30/17	257,182
A3	350	3.375%, 03/15/22(e)	365,306
A3	260	4.200%, 02/01/15	276,213
A3	3,065	6.125%, 05/30/18	3,682,637
A3	340	6.750%, 05/15/14	368,758
A3	600	10.350%, 04/01/19	859,490
		WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A,
A2	1,450	5.750%, 09/02/15	1,589,306

			11,317,370

Retailers 0.9%
		AutoZone, Inc., Sr. Unsec’d. Notes,
Baa2	1,320	3.700%, 04/15/22	1,386,658
		CVS Caremark Corp.,
		Sr. Unsec’d. Notes,
Baa2	1,630	5.750%, 05/15/41	2,088,444
Baa2	1,395	6.125%, 09/15/39	1,835,357
		Lowe’s Cos., Inc., Sr. Unsec’d. Notes,
A3	1,250	4.650%, 04/15/42(e)	1,431,578
		Macy’s Retail Holdings, Inc., Gtd. Notes,
Baa3	475	3.875%, 01/15/22(e)	511,771
Baa3	2,768	5.875%, 01/15/13	2,827,285
		Nordstrom, Inc., Sr. Unsec’d. Notes,
Baa1	250	4.000%, 10/15/21(e)	283,119
		Susser Holdings LLC/Susser Finance Corp., Gtd. Notes,
B2	2,950	8.500%, 05/15/16	3,215,500
		Target Corp.,
		Sr. Unsec’d. Notes,
A2	2,075	4.000%, 07/01/42	2,222,219
A2	1,600	7.000%, 01/15/38	2,399,280
		Wal-Mart Stores, Inc., Sr. Unsec’d. Notes,
Aa2	525	5.625%, 04/15/41(e)	733,143

			18,934,354

Technology 1.7%
		Advanced Micro Devices, Inc., Sr. Unsec’d. Notes,
Ba3	540	8.125%, 12/15/17(e)	568,350
		Amphenol Corp., Sr. Unsec’d. Notes,
Baa2	950	4.750%, 11/15/14	1,023,059
		Arrow Electronics, Inc., Sr. Unsec’d. Notes,
Baa3	275	3.375%, 11/01/15	285,146
		Avaya, Inc., Gtd. Notes,
Caa2	3,300	10.125%, 11/01/15(e)	2,598,750
		CommScope, Inc., Gtd. Notes, 144A,
B3	3,700	8.250%, 01/15/19(b)(e)	3,871,125
		First Data Corp., Gtd. Notes, PIK,
Caa1	2,000	10.550%, 09/24/15(e)	2,050,000
		Fiserv, Inc., Gtd. Notes,
Baa2	150	3.125%, 10/01/15	156,125
Baa2	165	3.125%, 06/15/16	171,890
		Hewlett-Packard Co., Sr. Unsec’d. Notes,
A3	1,930	3.300%, 12/09/16	2,011,292
		Jabil Circuit, Inc., Sr. Unsec’d. Notes,
Ba1	2,050	4.700%, 09/15/22	2,050,000
		NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A,
BB(c)	825	10.000%, 07/15/13	880,688
		Seagate HDD Cayman (Cayman Islands), Gtd. Notes,
Ba1	1,050	6.875%, 05/01/20	1,132,687
		Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes,
Ba1	2,500	6.800%, 10/01/16	2,781,250
		Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A,
Baa3	968	10.000%, 05/01/14	1,074,480
		STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A,
Ba1	4,000	7.500%, 08/12/15	4,300,000
		SunGard Data Systems, Inc., Gtd. Notes,
Caa1	1,150	7.625%, 11/15/20(e)	1,234,813
Caa1	930	10.250%, 08/15/15	952,087

		Transunion LLC/Transunion Financing Corp., Gtd. Notes,
B3	3,500	11.375%, 06/15/18(e)	4,125,625
		Xerox Corp.,
		Sr. Unsec’d. Notes,
Baa2	1,100	2.950%, 03/15/17(e)	1,111,986
Baa2	1,050	4.250%, 02/15/15	1,119,075
Baa2	540	8.250%, 05/15/14	603,690

			34,102,118

Telecommunications 2.3%
		America Movil SAB de CV (Mexico), Gtd. Notes,
A2	285	6.125%, 03/30/40	373,103
		Sr. Unsec’d. Notes,
A2	4,575	3.125%, 07/16/22	4,707,350
		AT&T, Inc.,
		Sr. Unsec’d. Notes,
A2	1,340	5.350%, 09/01/40	1,638,279
A2	1,250	5.550%, 08/15/41(f)	1,588,567
A2	3,250	6.550%, 02/15/39(f)	4,464,801
		British Telecommunications PLC (United Kingdom),
		Sr. Unsec’d. Notes,
Baa2	825	2.000%, 06/22/15	842,954
Baa2	2,150	9.625%, 12/15/30	3,435,580
		CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A,
Baa3	1,100	7.750%, 05/01/17	1,192,125
		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes,
A2	615	8.500%, 11/15/18	856,651
		CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. P,
Baa3	1,710	7.600%, 09/15/39(e)	1,755,657
		Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A,
B1	2,717	12.000%, 04/01/14(e)	3,022,662
		Eileme 2 AB (Sweden), Gtd. Notes, 144A,
B3	1,550	11.625%, 01/31/20	1,627,500
		Embarq Corp.,
		Sr. Unsec’d. Notes,
		7.082%, 06/01/16
		(original cost $3,266,830; purchased
Baa3	2,890	05/04/11 - 05/11/11)(b)(g)	3,325,072
		MetroPCS Wireless, Inc., Gtd. Notes,
B2	1,250	7.875%, 09/01/18(e)	1,325,000

		Nextel Communications, Inc., Gtd. Notes, Ser. E,
B+(c)	478	6.875%, 10/31/13	479,792
		Qwest Corp.,
		Sr. Unsec’d. Notes,
Baa3	1,250	3.718%, 06/15/13(a)	1,259,090
Baa3	1,610	7.500%, 10/01/14	1,806,568
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	1,600	4.950%, 09/30/14	1,594,000
		Telefonica Emisiones SAU (Spain), Gtd. Notes,
Baa2	515	5.134%, 04/27/20	458,967
		Verizon Communications, Inc.,
		Sr. Unsec’d. Notes,
A3	525	4.750%, 11/01/41	617,737
A3	930	6.000%, 04/01/41	1,259,233
A3	600	6.400%, 02/15/38	827,836
A3	2,210	7.350%, 04/01/39	3,343,891
		Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
		Sr. Unsec’d. Notes, 144A,
Ba3	200	9.125%, 04/30/18(b)	218,500
		Unsec’d. Notes, 144A,
Ba3	1,250	7.748%, 02/02/21	1,243,750
		Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A,
B3	EUR 1,000	11.750%, 07/15/17	1,024,313
		Sec’d. Notes, 144A,
B3	2,800	11.750%, 07/15/17	2,324,000

			46,612,978

Tobacco 0.7%
		Altria Group, Inc., Gtd. Notes,
Baa1	3,800	9.950%, 11/10/38	6,393,595
		Lorillard Tobacco Co., Gtd. Notes,
Baa2	340	3.500%, 08/04/16	360,238
Baa2	305	8.125%, 06/23/19	384,486
		Philip Morris International, Inc., Sr. Unsec’d. Notes,
A2	3,210	4.375%, 11/15/41(e)	3,595,300
		Reynolds American, Inc., Gtd. Notes,
Baa3	2,375	6.750%, 06/15/17(e)	2,868,988

			13,602,607

		TOTAL CORPORATE BONDS	815,664,062

FOREIGN AGENCIES 2.6%
		China Development Bank Corp. (China), Sr. Unsec’d. Notes,
Aa3	100	5.000%, 10/15/15	110,500
		Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes,
Aa3	1,190	3.750%, 01/15/16	1,242,997
		Export-Import Bank of Korea (South Korea),
		Sr. Unsec’d. Notes,
A1	1,800	4.125%, 09/09/15	1,916,123
A1	220	5.875%, 01/14/15	240,984
		GAZ Capital SA (Luxembourg),
		Sr. Unsec’d. Notes, 144A,
Baa1	1,600	4.950%, 05/23/16	1,689,872
Baa1	1,397	9.250%, 04/23/19	1,808,640
		Sr. Unsec’d. Notes, RegS,
Baa1	400	9.250%, 04/23/19	517,864
		Gazprom International SA (Luxembourg), Sr. Unsec’d. Notes, 144A,
BBB+(c)	977	7.201%, 02/01/20	1,084,910
		IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN,
Aa3	1,245	5.500%, 03/01/22	1,391,910
		KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN,
Baa3	950	11.750%, 01/23/15(e)	1,150,764
		Korea Development Bank (South Korea),
		Sr. Unsec’d. Notes,
A1	3,870	3.500%, 08/22/17	4,062,544
A1	2,825	3.875%, 05/04/17	3,010,114
		Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN,
A1	620	4.500%, 03/23/15	656,858
		Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes,
A1	1,550	4.625%, 11/16/21	1,707,829
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
		Sr. Unsec’d. Notes, RegS,
A1	1,000	4.750%, 07/13/21	1,116,422
		Sr. Unsec’d. Notes, 144A,
A1	2,125	4.750%, 07/13/21(e)	2,372,397
A1	1,320	6.250%, 06/17/14	1,427,147
		Sr. Unsec’d. Notes, MTN, RegS,
A1	3,400	6.250%, 06/17/14	3,675,985
		National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN,
A1	850	3.500%, 02/08/17	882,492

		Petrobras International Finance Co. - PifCo. (Cayman Islands), Gtd. Notes,
A3	2,675	5.375%, 01/27/21(e)	2,992,474
		Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014,
NR	5,595	4.900%, 10/28/14	4,888,911
		Petroleos Mexicanos (Mexico), Gtd. Notes, 144A,
Baa1	1,925	4.875%, 01/24/22	2,170,437
		Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS,
Ba2	3,000	7.390%, 12/02/24	4,065,000
		State Bank of India (India), Sr. Unsec’d. Notes, 144A,
Baa2	4,000	4.125%, 08/01/17	3,985,352
		Sr. Unsec’d. Notes, MTN, RegS,
Baa2	EUR 2,870	4.500%, 11/30/15	3,582,026
		VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A,
Baa1	2,075	6.875%, 05/29/18(b)	2,220,250

		TOTAL FOREIGN AGENCIES	53,970,802

MORTGAGE BACKED SECURITIES 7.8%
		Federal Home Loan Mortgage Corp.,
	3	2.533%, 07/01/30(a)	3,266
	6,545	4.500%, 10/01/39	7,040,139
	1,666	5.000%, 07/01/40	1,817,456
	1,091	5.500%, 10/01/33 - 07/01/34	1,220,881
	911	6.000%, 10/01/32 - 12/01/36	1,021,314
	292	6.500%, 07/01/32 - 11/01/33	334,141
	167	7.000%, 09/01/32	196,632
	26	8.500%, 08/01/24 - 11/01/24	31,468
		Federal National Mortgage Association,
	93	1.547%, 09/01/40(a)	95,335
	18	2.340%, 09/01/31(a)	19,237
	44	3.263%, 05/01/36(a)	45,604
	4,500	3.500%, TBA 15 YR	4,782,656
	34,500	3.500%, TBA 30 YR	36,526,875
	1,000	4.000%, TBA 30 YR	1,070,313
	39	4.500%, 08/01/33	41,884
	19	4.509%, 01/01/28(a)	19,918
	5,638	5.000%, 10/01/17 - 03/01/34	6,169,582
	11,238	5.500%, 03/01/16 - 03/01/35	12,422,425
	3,454	6.000%, 12/01/16 - 06/01/37	3,855,288
	1,581	6.500%, 12/01/17 - 11/01/33	1,793,054
	108	7.000%, 03/01/32 - 06/01/32	126,739

		Government National Mortgage Association,
	10	1.625%, 11/20/29(a)	10,809
	60	1.750%, 05/20/30(a)	62,191
	13,000	4.000%, TBA 30 YR	14,243,125
	15,000	4.000%, TBA 30 YR	16,500,000
	14,474	4.500%, 02/20/41	16,130,400
	22,000	4.500%, TBA 30 YR	24,365,000
	5,365	5.000%, 08/20/39	5,991,121
	2,000	5.000%, TBA 30 YR	2,221,875
	24	5.500%, 08/15/33	26,762
	1,000	5.500%, TBA 30 YR	1,118,125
	189	6.000%, 01/15/33 - 12/15/33	214,645
	811	6.500%, 09/15/32 - 07/15/38	948,207
	944 (d)	8.000%, 08/20/31	1,110
	767 (d)	8.500%, 06/15/30	913

		TOTAL MORTGAGE BACKED SECURITIES	160,468,490

MUNICIPAL BONDS 1.1%
California 0.5%
		Bay Area Toll Authority, BABs, Taxable, Revenue Bonds,
Aa3	1,105	6.263%, 04/01/49	1,521,928
A1	525	6.907%, 10/01/50	768,904
		Los Angeles Department of Water & Power, BABs, Taxable, Revenue Bonds,
Aa3	1,280	5.716%, 07/01/39	1,706,790
		State of California, BABs, GO,
A1	835	7.300%, 10/01/39	1,095,929
A1	275	7.625%, 03/01/40	373,112
		State of California, BABs, Taxable, Revenue Bonds, GO,
A1	920	7.600%, 11/01/40	1,248,339
		State of California, BABs, Taxable, Var. Purp., GO,
A1	1,600	7.550%, 04/01/39	2,153,312
		University of California, BABs, Revenue Bonds,
Aa1	500	5.770%, 05/15/43	628,785

			9,497,099

Colorado
		Regional Transportation Dist. Colo. Sales Tax Rev., BABs, Ser. B,
Aa2	475	5.844%, 11/01/50	658,906

Illinois 0.2%
		Chicago O’Hare International Airport, BABs, Revenue Bonds,
A2	545	6.395%, 01/01/40	717,149
		State of Illinois, Taxable, GO,
A2	1,910	4.421%, 01/01/15	2,013,445

			2,730,549

New Jersey 0.2%
		New Jersey State Turnpike Authority, BABs, Taxable, Issuer Subsidy, Revenue Bonds,
		Ser. A,
A3	725	7.102%, 01/01/41	1,061,067
		Ser. F,
A3	2,250	7.414%, 01/01/40	3,420,765

			4,481,832

Ohio 0.1%
		Ohio State University (The), BABs, Taxable,
		Ser. A,
Aa1	1,350	4.800%, 06/01/2111	1,595,173
		Ser. C,
Aa1	295	4.910%, 06/01/40	367,007
		Ohio State Water Development Authority, BABs, Taxable, Revenue Bonds,
Aaa	375	4.879%, 12/01/34	433,864

			2,396,044

Oregon
		Oregon State Department of Transportation, BABs, Taxable, Subordinated Lien, Revenue Bonds, Ser. A,
Aa2	235	5.834%, 11/15/34	310,658

Pennsylvania 0.1%
		Pennsylvania State Turnpike Commission, BABs, Ser. B,
Aa3	715	5.511%, 12/01/45	880,808

Tennessee
		Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Subordinated, Revenue Bonds, Ser. B,
Aa2	550	6.731%, 07/01/43	636,378

Texas
		Texas State Transportation Commission, BABs, Taxable, First Tier, Revenue Bonds, Ser. B,
Aaa	200	5.028%, 04/01/26	246,204

		TOTAL MUNICIPAL BONDS	21,838,523

SOVEREIGNS 3.9%
		Belgium Government International Bond (Belgium),
		Sr. Unsec’d. Notes,
		Ser. E, MTN,
NR	2,555	2.750%, 03/05/15	2,622,350
		Ser. E, 144A, MTN,
NR	1,000	2.875%, 09/15/14	1,027,220
		Brazilian Government International Bond (Brazil),
		Sr. Unsec’d. Notes,
Baa2	6,925	4.875%, 01/22/21	8,310,000
Baa2	EUR 1,000	7.375%, 02/03/15	1,413,121
		Unsec’d. Notes,
Baa2	EUR 1,730	11.000%, 06/26/17	2,990,686
		Indonesia Government International Bond (Indonesia),
		Sr. Unsec’d. Notes, RegS,
Baa3	4,000	4.875%, 05/05/21	4,540,000
Baa3	1,500	6.750%, 03/10/14	1,606,875
Baa3	1,400	7.250%, 04/20/15	1,583,750
Baa3	1,000	10.375%, 05/04/14	1,141,250
		Ireland Government Bond (Ireland), Bonds,
Ba1	EUR 2,100	4.000%, 01/15/14	2,596,771
Ba1	EUR 1,100	4.500%, 04/18/20	1,221,215
		Italy Buoni Poliennali del Tesoro (Italy), Bonds,
Baa2	EUR 2,865	4.750%, 05/01/17	3,431,662
		Mexico Government International Bond (Mexico),
		Sr. Unsec’d. Notes,
Baa1	2,870	3.625%, 03/15/22(e)	3,164,175
		Sr. Unsec’d. Notes, MTN,
Baa1	1,590	4.750%, 03/08/44(e)	1,836,450
		Sr. Unsec’d. Notes, Ser. G, MTN,
Baa1	EUR 1,100	4.250%, 06/16/15	1,462,453
Baa1	EUR 3,485	4.250%, 07/14/17	4,654,585
		Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa3	316	2.300%, 05/31/18(j)	278,343
		Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS,
Baa3	EUR 3,770	7.500%, 10/14/14	5,241,652
		Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes,
Ba2	EUR 2,320	6.250%, 03/15/16	3,119,842

		Portugal Obrigacoes Do Tesouro OT (Portugal), Sr. Unsec’d. Notes,
Ba3	EUR 4,320	4.750%, 06/14/19	3,699,486
		Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A,
Aa2	4,315	5.250%, 01/20/20	5,076,597
		Republic of Italy (Italy), Sr. Unsec’d. Notes,
Baa2	2,400	4.375%, 06/15/13	2,412,960
		Republic of Korea (South Korea), Sr. Unsec’d. Notes,
A1	5,300	7.125%, 04/16/19	6,826,527
		Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A,
Baa1	4,200	3.250%, 04/04/17	4,348,680
		South Africa Government Bond (South Africa), Bonds, Ser. R214,
A3	ZAR 20,545	6.500%, 02/28/41	2,062,060
		South Africa Government International Bond (South Africa), Unsec’d. Notes, Ser. E, MTN,
A3	EUR 1,250	4.500%, 04/05/16	1,676,059
		Turkey Government Bond (Turkey), Bonds,
BBB-(c)	TRY 5,000	9.550%, 08/08/12(j)	2,779,848

		TOTAL SOVEREIGNS	81,124,617

U.S. GOVERNMENT TREASURY SECURITIES 12.9%
		U.S. Treasury Bonds,
	4,380	3.000%, 05/15/42	4,763,250
	1,340	3.125%, 02/15/42	1,493,262
	32,010	6.125%, 11/15/27	49,220,369
	9,905	11.250%, 02/15/15	12,651,320
		U.S. Treasury Notes,
	5,550	0.250%, 07/15/15	5,543,495
	1,590	0.500%, 07/31/17	1,582,422
	15,000	0.750%, 12/15/13	15,111,915
	24,875	1.000%, 03/31/17	25,382,226
	6,978	1.750%, 05/15/22(e)	7,142,639
	12,080	3.125%, 01/31/17	13,469,200
	33,000	3.500%, 02/15/18	37,991,250
	50,000	4.750%, 05/15/14	54,033,200
		U.S. Treasury Strip Coupons,
	3,700	2.060%, 02/15/25(k)	2,857,795
	20,000	2.850%, 05/15/28(k)	13,735,600
	35,000	3.310%, 08/15/32(e)(k)	20,929,440

		TOTAL U.S. GOVERNMENT TREASURY SECURITIES	265,907,383

Shares

PREFERRED STOCK
Banking
22,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	602,580

	TOTAL LONG-TERM INVESTMENTS (cost $1,953,656,781)	2,025,072,708

SHORT-TERM INVESTMENTS 15.8%
AFFILIATED MUTUAL FUNDS
2,852,770	Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $28,272,774)(l)	25,789,039
300,266,595	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $300,266,595; includes $191,030,292 of cash collateral received for securities on loan)(l)(m)	300,266,595

	TOTAL AFFILIATED MUTUAL FUNDS (cost $328,539,369)	326,055,634

	TOTAL INVESTMENTS 114.1% (cost $2,282,196,150)(n)	2,351,128,342
	LIABILITIES IN EXCESS OF OTHER ASSETS(o) (14.1%)	(289,923,306)

	NET ASSETS 100.0%	$ 2,061,205,036

The following abbreviations are used in the portfolio descriptions:

144A	-	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	-	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	-	Asset Backed Security
ARM	-	Adjustable Rate Mortgage
AUD	-	Australian Dollar
BABs	-	Build America Bonds
BBR	-	New Zealand Bank Bill Rate
BRL	-	Brazilian Real
BTP	-	Buoni del Tesoro Poliennali - Long Term Treasury Bonds
CAD	-	Canadian Dollar
CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
CLP	-	Chilean Peso

CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HUF	-	Hungarian Forint
I/O	-	Interest Only
INR	-	Indian Rupee
JIBAR	-	Johannesburg Interbank Agreed Rate
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MEXIBOR	-	Mexico Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NIBOR	-	Norway Interbank Offered Rate
NOK	-	Norwegian Krone
NR	-	Not Rated
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PIK	-	Payment-in-Kind
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TBA	-	To Be Announced
THB	-	Thai Baht
TRY	-	Turkish Lira
ZAR	-	South African Rand

†	The ratings reflected are as of July 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s Ratings.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard and Poor’s Rating.
(d)	Amount is actual; not rounded to thousands.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $186,566,176; cash collateral of $191,030,292 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $14,425,539. The aggregate value of $14,838,302 is approximately 0.7% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at July 31, 2012.

(k)	The rate shown is the effective yield at July 31, 2012.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,279,339,590	$86,909,912	$(15,121,160)	$71,788,752

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales and straddles as of the most recent fiscal year end.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
353	2 Year U.S. Treasury Notes	Sep. 2012	$77,746,668	$77,875,109	$128,441
1,816	5 Year U.S. Treasury Notes	Sep. 2012	225,456,627	226,602,750	1,146,123
44	U.S. Long Bond	Sep. 2012	6,648,179	6,645,375	(2,804)
18	Euro-BTP Italian Government Bond	Sep. 2012	2,176,229	2,191,919	15,690
5	Euro-Bund	Sep. 2012	872,601	889,399	16,798

					1,304,248

	Short Positions:
196	10 Year U.S. Treasury Notes	Sep. 2012	26,386,931	26,392,625	(5,694)
102	U.S. Ultra Bond	Sep. 2012	17,807,562	17,595,000	212,562

					206,868

					$1,511,116

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.

Forward foreign currency exchange contracts outstanding at July 31, 2012:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Australian Dollar
Expiring 09/24/12	Citibank NA	AUD	1,972,606	$2,039,700	$2,062,373	$22,673
Expiring 09/24/12	JPMorgan Chase Securities	AUD	11,740,731	12,114,145	12,275,011	160,866
Brazilian Real
Expiring 08/14/12	Citibank NA	BRL	10,893,753	5,477,000	5,301,777	(175,223)
Expiring 08/14/12	Citibank NA	BRL	6,123,348	2,996,500	2,980,114	(16,386)
Expiring 08/14/12	Citibank NA	BRL	3,609,459	1,828,500	1,756,653	(71,847)
Expiring 10/17/12	Citibank NA	BRL	4,196,144	2,050,400	2,019,126	(31,274)
Expiring 10/17/12	Citibank NA	BRL	4,180,365	2,039,700	2,011,533	(28,167)
British Pound
Expiring 09/26/12	UBS AG	GBP	1,988,245	3,081,694	3,117,158	35,464
Canadian Dollar
Expiring 09/21/12	Citibank NA	CAD	2,650,885	2,629,400	2,640,350	10,950
Expiring 09/21/12	Citibank NA	CAD	2,056,738	2,039,700	2,048,564	8,864
Expiring 09/21/12	JPMorgan Chase Securities	CAD	10,631,375	10,539,544	10,589,125	49,581
Chilean Peso
Expiring 08/10/12	Citibank NA	CLP	1,328,127,170	2,719,900	2,746,633	26,733
Expiring 09/06/12	Citibank NA	CLP	1,474,302,340	2,917,100	3,035,976	118,876
Expiring 09/06/12	Citibank NA	CLP	1,445,106,168	2,811,600	2,975,854	164,254
Expiring 09/06/12	Citibank NA	CLP	984,766,215	1,997,700	2,027,893	30,193
Expiring 09/06/12	Citibank NA	CLP	973,490,050	1,869,400	2,004,672	135,272
Expiring 09/06/12	UBS AG	CLP	1,451,891,100	2,808,300	2,989,826	181,526
Expiring 09/06/12	UBS AG	CLP	1,427,502,950	2,814,200	2,939,604	125,404
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	31,680,581	5,007,600	4,979,110	(28,490)
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	31,206,691	4,923,744	4,904,630	(19,114)
Expiring 08/02/12	UBS AG	CNY	58,274,640	9,180,000	9,158,791	(21,209)
Expiring 08/02/12	UBS AG	CNY	55,475,250	8,702,000	8,718,822	16,822
Expiring 08/02/12	UBS AG	CNY	15,833,377	2,501,600	2,488,468	(13,132)
Expiring 10/29/12	Morgan Stanley & Co., Inc.	CNY	19,963,469	3,150,800	3,117,977	(32,823)
Expiring 10/29/12	Morgan Stanley & Co., Inc.	CNY	11,282,353	1,784,900	1,762,124	(22,776)
Expiring 03/20/13	UBS AG	CNY	54,097,921	8,545,600	8,406,141	(139,459)
Colombian Peso
Expiring 08/08/12	Citibank NA	COP	5,975,318,970	3,336,303	3,329,322	(6,981)
Expiring 08/31/12	Citibank NA	COP	7,161,575,250	3,995,300	3,973,392	(21,908)
Expiring 08/31/12	Citibank NA	COP	2,401,150,140	1,308,600	1,332,209	23,609
Expiring 08/31/12	UBS AG	COP	5,113,914,300	2,808,300	2,837,307	29,007
Expiring 08/31/12	UBS AG	COP	5,067,695,100	2,764,700	2,811,664	46,964
Expiring 08/31/12	UBS AG	COP	5,023,347,000	2,814,200	2,787,058	(27,142)
Expiring 08/31/12	UBS AG	COP	3,364,548,000	1,874,400	1,866,722	(7,678)
Czech Koruna
Expiring 09/25/12	Citibank NA	CZK	42,161,945	2,050,400	2,048,112	(2,288)
Euro
Expiring 09/26/12	JPMorgan Chase Securities	EUR	838,840	1,019,900	1,032,837	12,937
Hungarian Forint
Expiring 09/25/12	UBS AG	HUF	474,452,103	2,050,400	2,055,216	4,816
Indian Rupee
Expiring 08/29/12	UBS AG	INR	222,018,821	3,995,300	3,966,563	(28,737)
Expiring 08/29/12	UBS AG	INR	162,225,206	2,945,800	2,898,297	(47,503)
Expiring 01/07/13	Citibank NA	INR	113,960,630	2,138,700	1,989,586	(149,114)
Expiring 01/07/13	Citibank NA	INR	76,233,253	1,441,900	1,330,921	(110,979)
Expiring 01/07/13	UBS AG	INR	215,027,520	4,128,000	3,754,066	(373,934)
Expiring 01/07/13	UBS AG	INR	152,465,754	2,837,100	2,661,829	(175,271)
Expiring 01/07/13	UBS AG	INR	120,371,243	2,212,300	2,101,506	(110,794)
Malaysian Ringgit
Expiring 12/10/12	UBS AG	MYR	9,332,294	2,945,800	2,958,306	12,506
Expiring 12/10/12	UBS AG	MYR	8,981,656	2,811,600	2,847,154	35,554
Expiring 12/10/12	UBS AG	MYR	8,933,678	2,814,200	2,831,945	17,745
Expiring 12/10/12	UBS AG	MYR	6,407,291	2,046,600	2,031,089	(15,511)
Mexican Peso
Expiring 09/21/12	JPMorgan Chase Securities	MXN	103,169,915	7,781,213	7,718,478	(62,735)
Expiring 09/21/12	JPMorgan Chase Securities	MXN	55,060,578	4,100,900	4,119,262	18,362
Expiring 09/21/12	UBS AG	MXN	36,247,430	2,651,600	2,711,789	60,189
Expiring 09/21/12	UBS AG	MXN	27,582,055	2,039,700	2,063,504	23,804
Expiring 09/21/12	UBS AG	MXN	27,219,336	2,046,600	2,036,367	(10,233)
Expiring 09/21/12	UBS AG	MXN	25,913,197	1,877,616	1,938,651	61,035

New Zealand Dollar
Expiring 09/24/12	Citibank NA	NZD	2,557,371	2,050,400	2,063,306	12,906
Expiring 09/24/12	JPMorgan Chase Securities	NZD	13,158,761	10,463,807	10,616,590	152,783
Norwegian Krone
Expiring 09/25/12	Citibank NA	NOK	12,293,296	2,039,700	2,035,052	(4,648)
Expiring 09/25/12	UBS AG	NOK	17,566,280	2,871,289	2,907,950	36,661
Peruvian Nuevo Sol
Expiring 09/06/12	Citibank NA	PEN	10,496,259	3,961,600	3,983,116	21,516
Expiring 09/06/12	Citibank NA	PEN	5,254,595	1,990,000	1,994,011	4,011
Philippine Peso
Expiring 08/30/12	UBS AG	PHP	121,896,918	2,811,600	2,918,114	106,514
Expiring 08/30/12	UBS AG	PHP	83,121,220	1,983,800	1,989,855	6,055
Expiring 08/30/12	UBS AG	PHP	81,894,630	1,963,900	1,960,491	(3,409)
Expiring 08/30/12	UBS AG	PHP	81,736,200	1,946,100	1,956,699	10,599
Expiring 08/30/12	UBS AG	PHP	80,477,507	1,888,700	1,926,567	37,867
Expiring 10/03/12	Citibank NA	PHP	75,044,148	1,767,200	1,795,110	27,910
Expiring 10/03/12	UBS AG	PHP	110,034,004	2,563,700	2,632,092	68,392
Polish Zloty
Expiring 09/25/12	Citibank NA	PLN	9,853,325	2,849,894	2,929,451	79,557
Expiring 09/25/12	Citibank NA	PLN	6,929,766	2,050,400	2,060,260	9,860
Expiring 09/25/12	Citibank NA	PLN	6,909,041	2,039,700	2,054,098	14,398
Expiring 09/25/12	UBS AG	PLN	11,950,660	3,413,186	3,553,001	139,815
Russian Rouble
Expiring 08/14/12	Citibank NA	RUB	130,734,207	3,995,300	4,046,403	51,103
Expiring 08/14/12	UBS AG	RUB	65,319,672	2,008,600	2,021,733	13,133
Expiring 10/17/12	Citibank NA	RUB	98,301,600	3,034,000	3,010,360	(23,640)
Expiring 10/26/12	Citibank NA	RUB	67,658,889	2,039,700	2,068,739	29,039
Expiring 10/26/12	Citibank NA	RUB	66,942,954	2,039,700	2,046,848	7,148
Expiring 12/27/12	Citibank NA	RUB	130,666,123	3,927,800	3,953,494	25,694
Singapore Dollar
Expiring 09/24/12	Citibank NA	SGD	4,926,581	3,900,997	3,959,102	58,105
Expiring 09/24/12	JPMorgan Chase Securities	SGD	19,593,097	15,583,842	15,745,416	161,574
Expiring 09/24/12	UBS AG	SGD	3,843,558	3,059,600	3,088,762	29,162
South African Rand
Expiring 09/28/12	Citibank NA	ZAR	17,315,709	2,039,700	2,075,376	35,676
Expiring 09/28/12	Citibank NA	ZAR	17,029,980	2,039,700	2,041,130	1,430
Expiring 09/28/12	Citibank NA	ZAR	16,874,446	2,046,600	2,022,488	(24,112)
Expiring 09/28/12	JPMorgan Chase Securities	ZAR	17,284,232	2,039,700	2,071,603	31,903
Expiring 09/28/12	UBS AG	ZAR	24,031,277	2,816,288	2,880,271	63,983
South Korean Won
Expiring 08/02/12	UBS AG	KRW	3,316,984,250	2,841,100	2,933,762	92,662
Expiring 08/02/12	UBS AG	KRW	3,313,470,600	2,811,600	2,930,654	119,054
Expiring 08/02/12	UBS AG	KRW	3,274,321,700	2,814,200	2,896,028	81,828
Expiring 10/17/12	Citibank NA	KRW	3,201,584,150	2,790,660	2,817,714	27,054
Expiring 10/17/12	UBS AG	KRW	4,683,227,800	4,100,900	4,121,709	20,809
Expiring 10/17/12	UBS AG	KRW	2,312,843,100	2,022,600	2,035,533	12,933
Expiring 10/17/12	UBS AG	KRW	2,312,658,000	2,046,600	2,035,370	(11,230)
Swedish Krona
Expiring 09/25/12	Goldman Sachs	SEK	20,985,635	3,002,422	3,078,583	76,161
Expiring 09/25/12	UBS AG	SEK	27,984,807	4,093,200	4,105,359	12,159
Expiring 09/25/12	UBS AG	SEK	14,050,343	2,039,700	2,061,179	21,479
Thai Baht
Expiring 11/30/12	UBS AG	THB	63,628,343	1,997,700	2,006,098	8,398
Expiring 11/30/12	UBS AG	THB	59,424,861	1,869,400	1,873,570	4,170
Expiring 11/30/12	UBS AG	THB	59,149,507	1,856,900	1,864,888	7,988
Turkish Lira
Expiring 09/28/12	Citibank NA	TRY	5,591,289	3,069,900	3,085,874	15,974
Expiring 09/28/12	Citibank NA	TRY	5,544,534	3,069,900	3,060,070	(9,830)
Expiring 09/28/12	UBS AG	TRY	6,939,495	3,792,302	3,829,959	37,657

						$1,381,549

Foreign Currency Contracts	Counterparty	Notional Amount		Receivable at Settlement Date	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)(1)
Sold:
Brazilian Real
Expiring 08/14/12	Citibank NA	BRL	5,204,515	$2,553,736	$2,532,936	$20,800
Expiring 08/14/12	Citibank NA	BRL	3,707,052	1,832,000	1,804,150	27,850
Expiring 08/14/12	UBS AG	BRL	5,591,645	2,752,200	2,721,344	30,856
Expiring 11/26/12	Citibank NA	BRL	5,136,515	2,455,900	2,457,471	(1,571)
British Pound
Expiring 09/26/12	UBS AG	GBP	1,979,185	3,059,600	3,102,954	(43,354)
Canadian Dollar
Expiring 09/21/12	UBS AG	CAD	2,055,873	2,046,600	2,047,703	(1,103)
Chilean Peso
Expiring 08/10/12	UBS AG	CLP	1,328,127,170	2,635,434	2,746,633	(111,199)
Expiring 09/06/12	Citibank NA	CLP	2,479,632,750	4,819,500	5,106,216	(286,716)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	37,385,959	5,894,050	5,875,801	18,249
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	30,068,813	4,758,100	4,725,795	32,305
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	20,910,793	3,307,100	3,286,465	20,635
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	18,121,414	2,877,100	2,848,070	29,030
Expiring 08/02/12	Morgan Stanley & Co., Inc.	CNY	11,896,048	1,864,000	1,869,654	(5,654)
Expiring 08/02/12	UBS AG	CNY	37,391,853	5,894,050	5,876,727	17,323
Expiring 08/02/12	UBS AG	CNY	16,460,160	2,571,900	2,586,977	(15,077)
Expiring 08/02/12	UBS AG	CNY	11,702,597	1,861,100	1,839,250	21,850
Expiring 08/02/12	UBS AG	CNY	8,532,902	1,359,500	1,341,082	18,418
Expiring 10/29/12	Morgan Stanley & Co., Inc.	CNY	31,245,822	4,925,644	4,880,101	45,543
Expiring 03/20/13	UBS AG	CNY	54,097,921	8,456,764	8,406,141	50,623
Colombian Peso
Expiring 08/08/12	Citibank NA	COP	5,975,318,970	3,271,459	3,329,322	(57,863)
Expiring 08/31/12	Citibank NA	COP	5,227,759,530	2,891,300	2,900,471	(9,171)
Expiring 08/31/12	Citibank NA	COP	4,804,197,750	2,643,300	2,665,470	(22,170)
Expiring 08/31/12	Citibank NA	COP	2,421,527,400	1,299,800	1,343,514	(43,714)
Expiring 08/31/12	UBS AG	COP	8,553,359,550	4,721,700	4,745,584	(23,884)
Euro
Expiring 09/26/12	Barclays Capital, Inc.	EUR	888,250	1,094,505	1,093,674	831
Expiring 09/26/12	Citibank NA	EUR	2,560,172	3,154,769	3,152,257	2,512
Expiring 09/26/12	Goldman Sachs	EUR	45,409,533	54,782,878	55,911,296	(1,128,418)
Expiring 09/26/12	Morgan Stanley & Co., Inc.	EUR	1,408,672	1,728,108	1,734,452	(6,344)
Expiring 09/26/12	UBS AG	EUR	1,423,833	1,750,430	1,753,120	(2,690)
Expiring 09/26/12	UBS AG	EUR	1,373,534	1,657,753	1,691,188	(33,435)
Expiring 09/26/12	UBS AG	EUR	1,360,600	1,672,014	1,675,263	(3,249)
Indian Rupee
Expiring 08/29/12	UBS AG	INR	384,244,027	6,868,246	6,864,861	3,385
Expiring 01/07/13	Citibank NA	INR	115,733,550	2,173,400	2,020,538	152,862
Expiring 01/07/13	UBS AG	INR	215,027,520	4,054,063	3,754,066	299,997
Expiring 01/07/13	UBS AG	INR	178,988,128	3,420,700	3,124,871	295,829
Expiring 01/07/13	UBS AG	INR	168,309,202	3,202,364	2,938,432	263,932
Malaysian Ringgit
Expiring 12/10/12	UBS AG	MYR	9,317,214	2,891,300	2,953,525	(62,225)
Mexican Peso
Expiring 09/21/12	Citibank NA	MXN	27,872,232	2,033,300	2,085,213	(51,913)
Expiring 09/21/12	JPMorgan Chase Securities	MXN	71,937,145	5,285,100	5,381,853	(96,753)
Philippine Peso
Expiring 08/30/12	UBS AG	PHP	143,481,728	3,390,400	3,434,837	(44,437)
Expiring 10/03/12	UBS AG	PHP	185,078,152	4,211,586	4,427,202	(215,616)
Polish Zloty
Expiring 09/25/12	Citibank NA	PLN	21,312,103	6,098,100	6,336,212	(238,112)
Russian Rouble
Expiring 08/14/12	Citibank NA	RUB	93,132,895	2,835,700	2,882,591	(46,891)
Expiring 12/27/12	Citibank NA	RUB	130,666,123	3,861,178	3,953,494	(92,316)
Singapore Dollar
Expiring 09/24/12	Citibank NA	SGD	5,353,574	4,242,995	4,302,242	(59,247)
South African Rand
Expiring 09/28/12	Citibank NA	ZAR	43,509,978	5,275,280	5,214,893	60,387

South Korean Won
Expiring 08/02/12	Citibank NA	KRW	3,201,584,150	2,802,262	2,831,694	(29,432)
Expiring 08/02/12	UBS AG	KRW	6,703,192,400	5,783,600	5,928,750	(145,150)
Turkish Lira
Expiring 09/28/12	Citibank NA	TRY	4,505,287	2,440,000	2,486,501	(46,501)

						(1,510,988)

						$(129,439)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2012.

Currency swap agreements outstanding at July 31, 2012:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
	Over-the-counter swap agreements:
EUR	1,920	11/30/15	4.500%	3 Month LIBOR(1)	$(160,351)	$(21,885)	$(138,466)	Citibank NA
EUR	950	11/30/15	4.500	3 Month LIBOR(2)	(69,293)	(20,152)	(49,141)	JPMorgan Chase Bank
EUR	2,485	07/14/17	4.250	3 Month LIBOR(3)	(333,228)	(258,836)	(74,392)	Citibank NA
EUR	1,610	07/14/17	4.250	3 Month LIBOR(4)	(221,795)	(182,593)	(39,202)	Citibank NA

					$(784,667)	$(483,466)	$(301,201)

(1)	The Fund pays a fixed rate based on a notional amount of EUR 1,920,000. The Fund receives a floating rate based on a notional amount of $2,329,152.
(2)	The Fund pays a fixed rate based on a notional amount of EUR 950,000. The Fund receives a floating rate based on a notional amount of $1,164,320.
(3)	The Fund pays a fixed rate based on a notional amount of EUR 2,485,000. The Fund receives a floating rate based on a notional amount of $3,030,209.
(4)	The Fund pays a fixed rate based on a notional amount of EUR 1,610,000. The Fund receives a floating rate based on a notional amount of $1,968,869.
(5)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.

Interest rate swap agreements outstanding at July 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
	Over-the-counter swap agreements:
	$82,000	01/10/13	0.908%	3 month LIBOR(1)	$202,964	$—	$202,964	JPMorgan Chase Bank
	38,885	08/31/16	0.934	3 month LIBOR(1)	491,816	—	491,816	Credit Suisse International
	38,675	08/31/16	0.977	3 month LIBOR(2)	(557,070)	—	(557,070)	Citibank NA
	38,675	08/31/16	0.928	3 month LIBOR(1)	479,499	—	479,499	Citibank NA
	12,100	08/31/16	0.975	3 month LIBOR(2)	(173,366)	—	(173,366)	JPMorgan Chase Bank
	12,100	08/31/16	0.978	3 month LIBOR(2)	(175,108)	—	(175,108)	JPMorgan Chase Bank
	2,195	09/14/16	1.206	3 month LIBOR(2)	(59,234)	—	(59,234)	Deutsche Bank AG
	82,360	11/30/16	0.913	3 month LIBOR(2)	(767,499)	—	(767,499)	JPMorgan Chase Bank
	4,400	01/27/22	2.071	3 month LIBOR(2)	(209,833)	—	(209,833)	Citibank NA
	3,965	01/30/22	2.082	3 month LIBOR(2)	(191,992)	—	(191,992)	Citibank NA
	8,795	02/07/22	2.056	3 month LIBOR(2)	(480,795)	—	(480,795)	Citibank NA
	17,160	04/12/22	2.111	3 month LIBOR(1)	956,171	—	956,171	Citibank NA
MXN	110,200	07/05/13	5.480	1 month MEXIBOR(1)	62,764	—	62,764	Barclays Bank PLC
MXN	57,100	02/18/22	6.600	1 month MEXIBOR(1)	357,077	—	357,077	Barclays Bank PLC
MXN	63,400	04/15/22	6.380	1 month MEXIBOR(1)	311,250	—	311,250	JPMorgan Chase Bank
MXN	108,800	05/25/22	6.370	1 month MEXIBOR(1)	532,100	—	532,100	Morgan Stanley Capital Services
MXN	64,100	06/03/22	6.300	1 month MEXIBOR(1)	282,465	—	282,465	Citibank NA
NOK	68,000	05/07/17	3.080	6 month NIBOR(1)	265,462	—	265,462	Barclays Bank PLC
NZD	7,900	08/18/16	4.173	3 month BBR(1)	362,314	—	362,314	Citibank NA
NZD	4,800	03/26/17	3.810	3 month BBR(1)	157,340	—	157,340	HSBC Bank USA NA
ZAR	69,500	04/11/17	6.890	3 month JIBAR(1)	434,527	—	434,527	Citibank NA

					$2,280,852	$—	$2,280,852

(1)	The Fund pays the floating rate and receives the fixed rate.
(2)	The Fund pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on Corporate issues - Buy Protection(1):
American International Group	03/20/18	3.700%		$1,300	$(103,421)	$—	$(103,421)	Deutsche Bank AG
CBS Corp.	06/20/14	1.000		1,700	(21,918)	49,355	(71,273)	Citibank NA
Centex Corp.	06/20/14	1.000		2,500	4,946	(6,557)	11,503	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700		1,250	(13,027)	—	(13,027)	Goldman Sachs International
GATX Corp.	12/20/12	1.000		3,500	(13,871)	4,552	(18,423)	Credit Suisse International
International Paper Co.	03/20/14	5.300		2,000	(170,089)	—	(170,089)	Goldman Sachs International
Macy’s Retail Holdings, Inc.	12/20/12	1.000		2,768	(10,746)	13,607	(24,353)	Deutsche Bank AG
Masco Corp.	09/20/13	1.000		965	(2,225)	10,377	(12,602)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000		2,400	119,914	72,805	47,109	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000		1,800	356,078	132,260	223,818	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000		2,300	(11,437)	8,694	(20,131)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000		1,450	(82,765)	104,476	(187,241)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050		380	(42,938)	—	(42,938)	Deutsche Bank AG
Toll Brothers, Inc.	03/20/15	1.000		1,885	(9,260)	7,741	(17,001)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000		1,650	53,301	23,165	30,136	JPMorgan Chase Bank

					$52,542	$420,475	$(367,933)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(1):
Itraxx Euro, zero coupon, due 06/20/13	06/20/13	1.650%	EUR	1,300	$(12,748)	$(9,720)	$(3,028)	Morgan Stanley Capital Services, Inc.
Itraxx Euro, 1% coupon, due 06/20/17	06/20/17	1.000	EUR	35,500	1,191,356	1,145,081	46,275	Deutsche Bank AG

					$1,178,608	$1,135,361	$43,247

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.18.V1	06/20/17	5.000%		$13,860	$(349,238)	$(1,099,175)	$749,937	Bank of America NA

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2012(5)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on sovereign issues - Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$7,250	0.089%	$9,630	$(30,251)	$39,881	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000	7,250	0.076	51,472	(31,884)	83,356	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250	7,250	0.260	1,673	(77,285)	78,958	Morgan Stanley Capital Services, Inc.

					$62,775	$(139,420)	$202,195

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
Non-Residential Mortgage Backed Securities	$—	$184,789,317	$133,172
Residential Mortgage Backed Securities	—	102,373,089	—
Bank Loans	—	51,347,355	172,375
Collateralized Mortgage Obligations	—	4,144,546	—
Commercial Mortgage Backed Securities	—	282,536,397	—
Corporate Bonds	—	815,664,062	—
Foreign Agencies	—	53,970,802	—
Mortgage Backed Securities	—	160,468,490	—
Municipal Bonds	—	21,838,523	—
Sovereigns	—	80,846,274	278,343
U.S. Government Treasury Securities	—	265,907,383	—
Preferred Stock	602,580	—	—
Affiliated Mutual Funds	326,055,634	—	—
Other Financial Instruments*
Futures Contracts	1,511,116	—	—
Forward Foreign Currency Exchange Contracts	—	(129,439)	—
Currency Swap Agreements	—	(301,201)	—
Interest Rate Swap Agreements	—	2,280,852	—
Credit Default Swap Agreements	—	640,473	(13,027)

Total	$328,169,330	$2,026,376,923	$570,863

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage Backed Securities	Bank Loans	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/11	$15,349,776	$972,578	$317,353	$(12,432)
Realized gain (loss)	(4,950)	—	—	— **
Change in unrealized appreciation (depreciation)***	(17,347)	3,454	(5,266)	(595)
Purchases	—	—	—	—
Sales	(1,263,381)	(1,293)	(33,744)	—
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(13,930,926)	(802,364)	—	—

Balance as of 07/31/12	$133,172	$172,375	$278,343	$(13,027)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(6,660).
***	Of which, $(14,983) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 1 Non-Residential Mortgage Backed Security transferred out of Level 3 as a result of the security no longer being fair valued in accordance with the Board of Directors’ approval, 6 Non-Residential Mortgage Backed Securities and 1 Bank Loan transferred out of Level 3 as a result of the securities no longer using a single broker quote and are being priced by the primary valuation vendor source.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include using prices provided by a single broker/dealer.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to the Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair market value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swap agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2. The Core Funds are registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 24, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     September 24, 2012

*	Print the name and title of each signing officer under his or her signature.